UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08212

J.P. Morgan Series Trust II
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, New York 10167
(Address of principal executive offices) (Zip code)

Stephen M. Benham
245 Park Avenue
New York, New York 10167
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Series Trust II
Schedule of Portfolio Investments as of March 31, 2007
(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 141.6%
	Asset-Backed Securities — 16.0%
248,160	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.82%, 02/15/12 (e) (m)	248,678
200,000	Bank of America Credit Card Trust, Series 2006-C4, Class C4, FRN, 5.55%, 11/15/11 (m)	200,041
229,383	Capital One Auto Finance Trust, Series 2004-A, Class A4, FRN, 5.42%, 03/15/11 (m)	229,470
	Capital One Multi-Asset Execution Trust,
880,000	Series 2003-A, FRN, 6.57%, 12/15/10 (i)	888,677
600,000	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	588,353
500,000	Capital One Prime Auto Receivables Trust, Series 2005-1, Class A4, FRN, 5.34%, 04/15/11 (m)	500,156
	Citigroup Mortgage Loan Trust, Inc.,
134,931	Series 2003-HE3, Class A, FRN, 5.70%, 12/25/33 (m)	135,282
30,320	Series 2005-OPT1, Class A1B, FRN, 5.53%, 02/25/35 (m)	30,328
160,611	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	159,336
	Countrywide Asset-Backed Certificates,
190,000	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	189,389
1,056	Series 2004-1, Class 3A, FRN, 5.60%, 04/25/34 (m)	1,057
120,000	Series 2004-1, Class M1, FRN, 5.82%, 03/25/34 (m)	120,053
100,000	Series 2004-1, Class M2, FRN, 5.87%, 03/25/34 (m)	100,044
	Countrywide Home Equity Loan Trust,
144,618	Series 2004-I, Class A, FRN, 5.61%, 02/15/34 (m)	144,901
56,007	Series 2004-K, Class 2A, FRN, 5.62%, 02/15/34 (m)	56,082
56,458	Series 2005-B, Class 2A, FRN, 5.50%, 05/15/35 (m)	56,464
483,207	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	483,063
	First Franklin Mortgage Loan Asset Backed Certificates,
125,000	Series 2005-FF2, Class M3, FRN, 5.80%, 03/25/35 (m)	124,935
250,000	Series 2005-FF11, Class M1, FRN, 5.75%, 11/25/35 (m)	249,308
500,000	Ford Credit Auto Owner Trust, Series 2006-B, Class A2A, 5.42%, 07/15/09 (m)	500,295
224,514	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	223,164
19,241	GSAMP Trust, Series 2004-OPT, Class A1, FRN, 5.66%, 11/25/34 (m)	19,252
750,000	Harley-Davidson Motorcycle Trust, Series 2006-2, Class A2, 5.35%, 03/15/13 (m)	755,187
210,000	Home Equity Asset Trust, Series 2005-8, Class M2, FRN, 5.77%, 02/25/36 (m)	209,939
	Household Automotive Trust,
750,000	Series 2006-1, Class A3, 5.43%, 06/17/11 (m)	753,041
1,025,000	Series 2006-3, Class A3, 5.28%, 09/17/11 (m)	1,029,736
	Long Beach Mortgage Loan Trust,
300,000	Series 2003-4, Class M1, FRN, 6.00%, 08/25/33 (m)	300,806
190,000	Series 2004-1, Class M1, FRN, 5.82%, 02/25/34 (m)	190,587
125,000	Series 2004-1, Class M2, FRN, 5.87%, 02/25/34 (m)	125,322
250,000	Series 2004-3, Class M1, FRN, 5.89%, 07/25/34 (m)	251,168
	MASTR Asset Backed Securities Trust,
98	Series 2005-NC1, Class A4, FRN, 5.55%, 12/25/34 (m)	98
125,000	Series 2005-OPT1, Class M2, FRN, 5.74%, 03/25/35 (m)	124,616
275,000	MBNA Credit Card Master Note Trust, Series 2001-C2, Class C2, FRN, 6.47%, 12/15/10 (e) (m)	278,372
	New Century Home Equity Loan Trust,
22,875	Series 2005-1, Class A2B, FRN, 5.54%, 03/25/35 (m)	22,876
125,000	Series 2005-1, Class M1, FRN, 5.77%, 03/25/35 (m)	124,527
115,107	Series 2005-2, Class A2B, FRN, 5.50%, 06/25/35 (m)	114,919
550,000	Nissan Auto Receivables Owner Trust, Series 2006-C, Class A2, 5.52%, 01/15/09 (m)	550,603
	Option One Mortgage Loan Trust,
43,806	Series 2003-1, Class A2, FRN, 5.74%, 02/25/33 (m)	43,827
23,968	Series 2003-5, Class A2, FRN, 5.64%, 08/25/33 (m)	24,003
750,000	Series 2005-4, Class A3, FRN, 5.58%, 11/25/35 (m)	750,991
	Residential Asset Securities Corp.,
18,612	Series 2002-KS4, Class AIIB, FRN, 5.82%, 07/25/32 (m)	18,615
29,970	Series 2003-KS5, Class AIIB, FRN, 5.90%, 07/25/33 (m)	29,976
31,415	Series 2003-KS9, Class A2B, FRN, 5.64%, 11/25/33 (m)	31,416
250,000	Series 2005-KS11, Class M2, FRN, 5.74%, 12/25/35 (m)	249,307
250,000	Soundview Home Equity Loan Trust, Series 2005-OPT4, Class M1, FRN, 5.78%, 12/25/35 (m)	250,574
140,964	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	138,780
160,532	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10 (m)	158,727
	Wachovia Asset Securitization, Inc.,
49,788	Series 2002-HE2, Class A, FRN, 5.75%, 12/25/32 (m)	49,834
83,687	Series 2003-HE2, Class AII1, FRN, 5.58%, 06/25/33 (m)	83,795
193,610	Series 2003-HE3, Class A, FRN, 5.57%, 11/25/33 (m)	193,808
379,383	Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A2, FRN, 5.50%, 10/25/35 (m)	379,579
750,000	Wells Fargo Home Equity Trust, Series 2006-3, Class A2, FRN, 5.47%, 01/25/37 (m)	748,659

	Total Asset-Backed Securities (Cost $13,241,566)	13,232,016

	Collateralized Mortgage Obligations — 16.8%
	Agency CMO — 4.2%
	Federal Home Loan Mortgage Corp., REMICS,
371,511	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	14,383
70,564	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	512
768,513	Series 2779, Class SM, IF, IO, 1.83%, 10/15/18 (m)	41,671
315,337	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	14,991
2,145,317	Series 2813, Class SB, IF, IO, 1.73%, 02/15/34 (m)	132,833

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

139,282	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	1,246
2,001,310	Series 2861, Class GS, IF, IO, 1.88%, 01/15/21 (m)	48,918
	Federal National Mortgage Association, REMICS,
690,135	Series 2004-61, Class TS, IF, IO, 1.78%, 10/25/31 (m)	31,306
580,279	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	56,607
375,733	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	379,905
342,322	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	345,975
830,919	Series 2006-59, Class DC, 6.50%, 12/25/33 (m)	840,743
352,320	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	356,343
344,030	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	347,958
305,638	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	309,255
2,247,516	Federal National Mortgage Association, Interest STRIPS, Series 367, Class 2, IO, 5.50%, 01/25/36 (m)	526,134
	Government National Mortgage Association,
167,214	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	4,442
386,285	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	18,577
73,710	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	966

		3,472,765

	Non-Agency CMO — 12.6%
	Adjustable Rate Mortgage Trust,
64,593	Series 2004-1, Class 9A2, FRN, 5.72%, 01/25/35 (m)	64,745
45,902	Series 2005-4, Class 7A2, FRN, 5.55%, 08/25/35 (m)	46,120
177,409	Series 2005-5, Class 6A21, FRN, 5.55%, 09/25/35 (m)	177,663
94,449	Series 2005-6A, Class 2A1, FRN, 5.63%, 11/25/35 (m)	94,671
338,035	Series 2005-7, Class 7A21, FRN, 5.57%, 10/25/35 (m)	338,938
	Countrywide Alternative Loan Trust,
590,376	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	590,837
12,396	Series 2006-23CB, Class 2A1, 6.50%, 08/25/36 (m)	12,482
4,388	Series 2006-41CB, Class 2A12, 6.00%, 01/25/37	4,388
804,180	Series 2006-J5, Class 1A1, 6.50%, 09/25/36 (m)	813,679
895,563	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	891,894
162,228	CS First Boston Mortgage Securities Corp., Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	162,219
576,175	First Horizon Alternative Mortgage Securities, Series 2006-FA4, Class 1A1, 6.00%, 08/25/36 (m)	575,589
123,998	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, FRN, 5.63%, 10/25/45 (m)	124,368
502,732	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, FRN, 5.67%, 01/25/35 (e) (m)	504,572
	Harborview Mortgage Loan Trust,
512,700	Series 2005-3, Class 2A1A, FRN, 5.56%, 06/19/35 (m)	514,002
195,145	Series 2005-9, Class 2A1A, FRN, 5.66%, 06/20/35 (m)	195,761
	Indymac Index Mortgage Loan Trust,
196,953	Series 2004-AR7, Class A1, FRN, 5.76%, 09/25/34 (m)	197,902
643,437	Series 2005-AR14, Class 2A1A, FRN, 5.62%, 08/25/35 (m)	645,463
108,043	Medallion Trust (Australia), Series 2004-1G, Class A1, FRN, 5.49%, 05/25/35 (m)	108,122
300,000	Merrill Lynch Countrywide Funding Corp., Series 2007-6, Class A4-CMT, 5.49%, 03/12/59 (m)	301,646
	RESI Finance LP (Cayman Islands),
511,827	Series 2003-C, Class B3, FRN, 6.72%, 09/10/35 (e) (m)	520,352
94,783	Series 2003-C, Class B4, FRN, 6.92%, 09/10/35 (e) (m)	97,828
488,222	Series 2003-D, Class B3, FRN, 6.62%, 12/10/35 (e) (m)	489,723
159,611	Series 2003-D, Class B4, FRN, 6.82%, 12/10/35 (e) (m)	160,097
237,770	Series 2005-A, Class B3, FRN, 5.90%, 03/10/37 (e) (m)	240,148
97,049	Series 2005-A, Class B4, FRN, 6.00%, 03/10/37 (e) (m)	97,777
808,041	Residential Accredit Loans, Inc., Series 2006-QS16, Class A7, 6.00%, 11/25/36 (m)	808,623
2,764	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 05/25/36	2,769
24,360	SACO I Trust, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i) (m)	24,116
239,594	Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, FRN, 5.55%, 05/25/45 (m)	239,814
318,429	Thornburg Mortgage Securities Trust, Series 2006-2, Class A2A, FRN, 5.43%, 04/25/36 (m)	318,601
	Washington Mutual, Inc.,
113,567	Series 2005-AR2, Class 2A21, FRN, 5.65%, 01/25/45 (m)	113,933
303,087	Series 2005-AR9, Class A1A, FRN, 5.64%, 07/25/45 (m)	304,127
320,078	Series 2005-AR15, Class A1A1, FRN, 5.58%, 11/25/45 (m)	321,056
329,686	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (m)	329,445

		10,433,470

	Total Collateralized Mortgage Obligations (Cost $14,052,802)	13,906,235

	Commercial Mortgage-Backed Securities — 9.0%
250,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.67%, 06/11/41 (m)	239,614
275,000	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, VAR, 5.72%, 03/15/49 (m)	283,269
610,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49 (m)	607,366
415,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, VAR, 5.83%, 06/15/38 (m)	430,428
500,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.24%, 11/10/45 (m)	495,961
415,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39 (m)	416,195
250,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 07/10/39 (m)	241,177
3,121	LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class A1, 7.11%, 10/15/32 (m)	3,121
	LB-UBS Commercial Mortgage Trust,
575,000	Series 2005-C1, Class A4, 4.74%, 02/15/30 (m)	555,021
195,000	Series 2006-C4, Class A4, VAR, 5.90%, 06/15/38 (m)	203,365
239,218	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 5.44%, 09/15/21 (e) (m)	239,267
125,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.66%, 05/12/39 (m)	128,360

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Morgan Stanley Capital I,
815,000	Series 2005-IQ9, Class A5, 4.70%, 07/15/56 (m)	784,057
750,000	Series 2006-IQ11, Class A2, VAR, 5.69%, 10/15/42 (m)	763,808
440,000	Series 2006-IQ12, Class A4, 5.33%, 12/15/43 (m)	437,875
300,000	Series 2007-HQ11, Class A4, VAR, 5.45%, 02/12/44 (m)	301,013
725,000	Series 2007-IQ13, Class A4, 5.36%, 03/15/44 (m)	722,848
	Wachovia Bank Commercial Mortgage Trust,
270,000	Series 2006-C26, Class A3, VAR, 6.01%, 06/15/45 (m)	282,044
290,000	Series 2006-C29, Class A4, 5.31%, 11/15/48 (m)	287,713

	Total Commercial Mortgage-Backed Securities (Cost $7,459,612)	7,422,502

	Corporate Bonds — 36.3%
	Aerospace & Defense — 0.1%
50,000	L-3 Communications Corp., 5.88%, 01/15/15 (m)	48,563

	Automobiles — 1.2%
	DaimlerChrysler NA Holding Corp.,
625,000	5.88%, 03/15/11 (m)	636,977
350,000	Series E, FRN, 5.89%, 10/31/08 (m)	351,805

		988,782

	Beverages — 0.0% (g)
25,000	Constellation Brands, Inc., 7.25%, 09/01/16 (m)	25,313

	Building Products — 0.2%
135,000	Owens Corning, Inc., 7.00%, 12/01/36 (e) (m)	134,639

	Capital Markets — 5.0%
50,000	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	49,188
	Bear Stearns Cos., Inc. (The),
1,250,000	FRN, 5.45%, 08/21/09 (m)	1,250,499
165,000	FRN, 5.51%, 04/29/08 (m)	165,305
	Credit Suisse USA, Inc.,
75,000	5.50%, 08/16/11 (m)	76,120
220,000	Series 1, FRN, 5.46%, 06/02/08 (m)	220,246
	Goldman Sachs Group, Inc. (The),
105,000	5.63%, 01/15/17 (m)	104,002
290,000	5.95%, 01/15/27 (m)	281,394
250,000	FRN, 5.44%, 06/23/09 (m)	249,963
	Lehman Brothers Holdings, Inc.,
185,000	5.25%, 02/06/12 (m)	184,830
60,000	5.75%, 07/18/11 (m)	61,232
150,000	5.75%, 01/03/17 (m)	150,310
315,000	Series G, FRN, 5.61%, 11/10/09 (m)	316,215
	Merrill Lynch & Co., Inc.,
100,000	6.11%, 01/29/37 (m)	96,947
225,000	6.22%, 09/15/26 (m)	225,513
300,000	FRN, 5.56%, 11/01/11 (m)	300,024
	Morgan Stanley,
100,000	5.63%, 01/09/12 (m)	101,314
100,000	FRN, 5.49%, 11/09/07 (m)	100,085
220,000	Series E, 5.45%, 01/09/17 (m)	216,381

		4,149,568

	Chemicals — 0.2%
65,000	Huntsman LLC, 11.50%, 07/15/12 (m)	72,637
25,000	Nalco Co., 7.75%, 11/15/11 (m)	25,625
35,000	PolyOne Corp., 10.63%, 05/15/10 (m)	36,925

		135,187

	Commercial Banks — 5.3%
1,025,000	Depfa ACS Bank (Ireland), 5.13%, 03/16/37 (e) (m)	982,770
	Glitnir Banki HF (Iceland),
350,000	FRN, 5.52%, 10/15/08 (e) (m)	349,510
270,000	FRN, 5.80%, 01/21/11 (e) (m)	272,010
300,000	HBOS plc (United Kingdom), 5.92% until 10/01/15, thereafter VAR expiring 09/29/49 (e) (m)	293,955
200,000	ICICI Bank Ltd. (India), FRN, 5.89%, 01/12/10 (e) (m)	200,232
165,000	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e) (m)	160,676
175,000	Landsbanki Islands HF (Iceland), 6.10%, 08/25/11 (e) (m)	179,591
200,000	Lloyds TSB Group plc (United Kingdom), 6.27% until 11/14/16, thereafter VAR expiring 12/31/49 (e) (m)	196,553
400,000	Shinsei Finance II (Cayman Islands), 7.16% until 07/25/16, thereafter VAR expiring 07/29/49 (e) (m)	411,750
185,000	Societe Generale (France), 5.92% until 04/05/17, thereafter VAR expiring 04/29/49 (e)	185,000
200,000	Standard Chartered plc (United Kingdom), 6.41% until 01/30/17, thereafter VAR expiring 12/31/49 (e)	197,253
175,000	SunTrust Preferred Capital I, 5.85% until 12/15/11, thereafter VAR expiring 12/31/49 (m)	177,448
	VTB Capital S.A. for Vneshtorgbank (Russia),
300,000	FRN, 5.96%, 08/01/08 (e) (m)	300,150
100,000	FRN, 6.10%, 09/21/07	100,100
240,000	FRN, 6.10%, 09/21/07 (e) (m)	240,360
150,000	Woori Bank (South Korea), VAR, 5.75%, 03/13/14 (e) (m)	151,230

		4,398,588

	Commercial Services & Supplies — 0.1%
60,000	ACCO Brands Corp., 7.63%, 08/15/15 (m)	60,000
20,000	Allied Waste North America, Inc., 6.13%, 02/15/14 (m)	19,450
20,000	Corrections Corp. of America, 6.25%, 03/15/13 (m)	20,000
25,000	Quebecor World Capital Corp (Canada), 8.75%, 03/15/16 (e) (m)	25,313

		124,763

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Computers & Peripherals — 0.2%
150,000	Hewlett-Packard Co., FRN, 5.49%, 05/22/09 (m)	150,199

	Consumer Finance — 2.3%
170,000	American General Finance Corp., Series H, 4.50%, 11/15/07 (m)	169,297
115,000	Capital One Capital III, 7.69%, 08/15/36 (m)	123,386
	Ford Motor Credit Co.,
55,000	7.25%, 10/25/11 (m)	53,455
30,000	FRN, 6.93%, 01/15/10 (m)	29,533
90,000	GMAC LLC, 6.88%, 08/28/12 (m)	89,637
	HSBC Finance Corp.,
500,000	FRN, 5.48%, 09/15/08 (m)	500,917
300,000	Series 1, FRN, 5.50%, 05/09/08 (m)	300,533
	International Lease Finance Corp.,
175,000	4.88%, 09/01/10 (m)	173,683
200,000	FRN, 5.58%, 05/24/10 (m)	200,833
250,000	SLM Corp., Series A, FRN, 5.50%, 07/27/09 (m)	250,018

		1,891,292

	Containers & Packaging — 0.1%
70,000	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	72,975

	Diversified Consumer Services — 0.1%
60,000	Service Corp. International, 7.38%, 10/01/14 (m)	62,400

	Diversified Financial Services — 5.1%
250,000	Caterpillar Financial Services Corp., FRN, 5.41%, 08/11/09 (m)	249,717
375,000	CIT Group, Inc., FRN, 5.51%, 08/15/08 (m)	375,557
100,000	General Electric Capital Corp., Series A, FRN, 5.41%, 05/19/08 (m)	100,086
500,000	K2 (USA) LLC, 5.37%, 02/15/09 (i)	500,000
	Kaupthing Bank HF (Iceland),
355,000	5.75%, 10/04/11 (e) (m)	357,948
400,000	FRN, 6.06%, 01/15/10 (e) (m)	404,253
280,000	IIRSA Norte Finance Ltd. (Peru), 8.75%, 05/30/24 (m)	329,000
254,000	Mizuho Capital Investment 1 Ltd. (Cayman Islands), 6.69% until 06/30/16, thereafter VAR expiring 03/29/49 (e) (m)	258,444
195,000	Mizuho JGB Investment LLC, 9.87% until 06/30/08, thereafter VAR expiring 12/29/49 (e) (m)	205,236
205,000	Mizuho Preferred Capital Co. LLC, 8.79% until 06/30/08, thereafter VAR expiring 12/29/49 (e) (m)	213,397
295,000	MUFG Capital Finance 1 Ltd. (Cayman Islands), 6.35% until 07/25/16, thereafter VAR expiring 07/29/49 (m)	301,331
345,000	Pricoa Global Funding I, 3.90%, 12/15/08 (e) (m)	337,159
120,000	Resona Preferred Global Securities Cayman Ltd. (Cayman Islands), 7.19% until 07/30/15, thereafter VAR expiring 12/29/49 (e) (m)	126,752
230,000	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands), 6.08% until 01/25/17, thereafter VAR expiring 01/29/49 (e) (m)	230,446
94,000	TRAINS, Series HY-1-2006, 7.55%, 05/01/16 (e) (m)	95,581
115,000	Visant Corp., 7.63%, 10/01/12 (m)	117,013

		4,201,920

	Diversified Telecommunication Services — 1.2%
215,000	AT&T, Inc., 6.80%, 05/15/36 (m)	229,210
30,000	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	31,762
40,000	Qwest Communications International, Inc., FRN, 8.86%, 02/15/09 (m)	40,400
20,000	Qwest Corp., 8.88%, 03/15/12 (m)	22,100
475,000	Telefonica Emisiones SAU (Spain), FRN, 5.65%, 06/19/09 (m)	476,597
	Verizon Communications, Inc.,
100,000	5.35%, 02/15/11 (m)	100,585
75,000	5.85%, 09/15/35 (m)	70,926
45,000	6.25%, 04/01/37	44,627

		1,016,207

	Electric Utilities — 0.5%
110,000	Appalachian Power Co., Series L, 5.80%, 10/01/35 (m)	104,275
115,000	ITC Holdings Corp., 6.38%, 09/30/36 (e) (m)	115,671
85,000	Ohio Power Co., Series K, 6.00%, 06/01/16 (m)	88,142
155,000	PacifiCorp, 4.30%, 09/15/08 (m)	153,100

		461,188

	Electronic Equipment & Instruments — 0.0% (g)
20,000	NXP B.V./NXP Funding LLC (Netherlands), 7.88%, 10/15/14 (e) (m)	20,650

	Food & Staples Retailing — 0.4%
144,263	CVS Lease Pass-Through, 6.04%, 12/10/28 (e) (m)	145,909
180,000	Wal-Mart Stores, Inc., 5.38%, 04/05/17	179,518

		325,427

	Gas Utilities — 0.2%
140,000	Nakilat, Inc. (Qatar), 6.07%, 12/31/33 (e) (m)	135,027

	Health Care Equipment & Supplies — 0.1%
50,000	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	50,750

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Health Care Providers & Services — 0.0% (g)
	HCA, Inc.,
20,000	9.25%, 11/15/16 (e) (m)	21,575
15,000	9.63%, 11/15/16 (e) (m)	16,200

		37,775

	Hotels, Restaurants & Leisure — 0.1%
70,000	MGM Mirage, Inc., 5.88%, 02/27/14 (m)	65,100

	Household Durables — 0.2%
60,000	Beazer Homes USA, Inc., Series L, 6.88%, 07/15/15 (m)	53,550
35,000	DR Horton, Inc., 8.50%, 04/15/12 (m)	36,399
20,000	K Hovnanian Enterprises, Inc., 8.63%, 01/15/17 (m)	19,300
65,000	Sealy Mattress Co., 8.25%, 06/15/14 (m)	68,413

		177,662

	Independent Power Producers & Energy Traders — 0.0% (g)
45,000	NRG Energy, Inc., 7.38%, 02/01/16 (m)	46,238

	Insurance — 2.5%
105,000	American International Group, Inc., 6.25%, 03/15/37 (m)	102,199
125,000	AXA S.A. (France), 6.38% until 12/14/36, thereafter VAR expiring 12/29/49 (e) (m)	119,981
75,000	Hartford Financial Services Group, Inc., 5.25%, 10/15/11 (m)	75,206
125,000	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	133,546
200,000	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	209,581
115,000	MetLife, Inc., 6.40%, 12/15/36 (m)	112,285
130,000	Protective Life Secured Trust, FRN, 5.44%, 01/14/08 (m)	130,100
220,000	Reinsurance Group of America, Inc., VAR, 6.75%, 12/15/65 (m)	218,546
200,000	Stingray Pass-Through Trust, 5.90%, 01/12/15 (e) (m)	187,000
345,000	Swiss RE Capital I LP, 6.85% until 05/25/16, thereafter VAR expiring 05/29/49 (e) (m)	356,407
220,000	Travelers Cos, Inc. (The), VAR, 6.25%, 03/15/37 (m)	217,271
260,000	XL Capital Ltd. (Cayman Islands), Series E, 6.50% until 04/15/17, thereafter VAR expiring 12/31/49 (m)	252,177

		2,114,299

	IT Services — 0.1%
	Iron Mountain, Inc.,
40,000	6.63%, 01/01/16 (m)	38,600
15,000	7.75%, 01/15/15 (m)	15,300

		53,900

	Media — 1.8%
55,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	57,269
375,000	Comcast Corp., FRN, 5.66%, 07/14/09 (m)	375,516
100,000	Dex Media, Inc., SUB, 0.00%, 11/15/13 (m)	93,125
55,000	DIRECTV Holdings LLC, 6.38%, 06/15/15 (m)	52,250
80,000	Echostar DBS Corp., 7.13%, 02/01/16 (m)	82,600
125,000	News America, Inc., 6.20%, 12/15/34 (m)	121,244
120,000	TCI Communications, Inc., 7.88%, 02/15/26 (m)	137,775
	Time Warner, Inc.,
145,000	5.88%, 11/15/16 (m)	146,207
100,000	6.50%, 11/15/36 (m)	99,717
	Viacom, Inc.,
90,000	6.25%, 04/30/16 (m)	91,237
200,000	FRN, 5.70%, 06/16/09 (m)	200,549
45,000	WMG Acquisition Corp., 7.38%, 04/15/14 (m)	42,862
15,000	WMG Holdings Corp., SUB, 0.00%, 12/15/14 (m)	11,475

		1,511,826

	Multi-Utilities — 1.4%
	Dominion Resources, Inc.,
110,000	Series C, 5.15%, 07/15/15 (m)	107,101
250,000	Series D, FRN, 5.65%, 09/28/07 (m)	250,094
280,000	Series E, 7.20%, 09/15/14 (m)	307,774
190,000	MidAmerican Energy Holdings Co., 6.13%, 04/01/36 (m)	189,589
250,000	Public Service Enterprise Group, Inc., FRN, 5.73%, 09/21/08 (m)	250,269
80,000	Xcel Energy, Inc., 6.50%, 07/01/36	84,094

		1,188,921

	Oil, Gas & Consumable Fuels — 2.3%
75,000	Canadian Natural Resources Ltd. (Canada), 6.25%, 03/15/38 (m)	73,380
40,000	Chesapeake Energy Corp., 6.50%, 08/15/17 (m)	39,500
55,000	Energy Transfer Partners LP, 6.63%, 10/15/36 (m)	56,262
	Enterprise Products Operating LP,
175,000	Series B, 5.00%, 03/01/15 (m)	167,000

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

65,000	Series B, 6.65%, 10/15/34 (m)	66,578
185,982	Gazprom International S.A. (Russia), 7.20%, 02/01/20 (m)	195,746
150,000	Kinder Morgan Energy Partners LP, 6.50%, 02/01/37 (m)	149,589
150,000	OAO Gazprom (Russia), Series L, 9.13%, 04/25/07	150,332
135,000	ONEOK Partners LP, 5.90%, 04/01/12 (m)	138,577
	Pemex Project Funding Master Trust (Mexico),
150,000	FRN, 6.65%, 06/15/10 (e) (m)	153,825
150,000	FRN, 6.65%, 06/15/10 (m)	153,750
255,000	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e) (m)	256,318
280,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar), 5.83%, 09/30/16 (e) (m)	282,425

		1,883,282

	Paper & Forest Products — 0.1%
50,000	Georgia-Pacific Corp., 7.70%, 06/15/15 (m)	51,250

	Real Estate Investment Trusts (REITs) — 0.3%
230,000	WEA Finance LLC/WCI Finance LLC (Australia), 5.70%, 10/01/16 (e) (m)	232,856

	Software — 0.5%
335,000	Oracle Corp. and Ozark Holding, Inc., FRN, 5.59%, 01/13/09 (m)	335,341
45,000	UGS Corp., 10.00%, 06/01/12 (m)	49,219

		384,560

	Specialty Retail — 0.2%
140,000	Home Depot, Inc., 5.88%, 12/16/36 (m)	133,480

	Thrifts & Mortgage Finance — 3.6%
400,000	Bancaja US Debt S.A. (Spain), FRN, 5.50%, 07/10/09 (e) (m)	400,401
250,000	Countrywide Financial Corp., FRN, 5.57%, 03/24/09 (m)	249,497
250,000	Northern Rock plc (United Kingdom), FRN, 5.49%, 10/19/07 (e) (m)	250,197
	Residential Capital LLC,
320,000	6.13%, 11/21/08 (m)	319,836
425,000	6.38%, 06/30/10 (m)	424,886
100,000	FRN, 5.84%, 06/09/08 (m)	98,993
300,000	FRN, 6.66%, 11/21/08 (m)	300,484
250,000	Sovereign Bancorp, Inc., FRN, 5.64%, 03/01/09 (m)	250,680
180,000	Washington Mutual, Inc., FRN, 5.50%, 08/24/09 (m)	179,997
300,000	Washington Mutual Preferred Funding, 6.53% until 03/15/11, thereafter VAR expiring 03/29/49 (e) (m)	295,134
200,000	Washington Mutual Preferred Funding II, 6.67% until 12/15/16, thereafter VAR expiring 12/31/49 (e) (m)	196,281

		2,966,386

	Wireless Telecommunication Services — 0.9%
200,000	America Movil S.A. de C.V. (Mexico), FRN, 5.45%, 06/27/08 (e) (m)	200,000
20,000	Dobson Cellular Systems, Inc., 8.38%, 11/01/11 (m)	21,225
25,000	Intelsat Bermuda Ltd. (Bermuda), 9.25%, 06/15/16 (e) (m)	27,687
145,000	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14 (m)	148,625
345,000	Sprint Nextel Corp., 6.00%, 12/01/16 (m)	339,517

		737,054

	Total Corporate Bonds (Cost $29,970,077)	29,978,027

	Foreign Government Securities — 3.3%
105,000	Brazilian Government International Bond (Brazil), 12.25%, 03/06/30 (m)	180,862
EUR 190,000	Bundesrepublik Deutschland (Germany), 4.75%, 07/04/34 (m)	273,568
150,000	Guatemala Government Bond (Guatemala), 9.25%, 08/01/13 (m)	173,625
	Government of Peru (Peru),
224,000	6.55%, 03/14/37 (m)	232,400
170,000	7.35%, 07/21/25 (m)	193,460
115,000	Government of Ukraine (Ukraine), 6.58%, 11/21/16 (e) (m)	116,553
500,000	Republic of Argentina (Argentina), FRN, 5.48%, 08/03/12 (m)	358,750
115,000	Russian Federation (Russia), 12.75%, 06/24/28 (m)	208,725
125,000	United Kingdom Gilt (United Kingdom), 4.75%, 12/07/38	260,765
	United Mexican States (Mexico),
400,000	FRN, 6.06%, 01/13/09 (m)	403,400
245,000	Series A, 8.00%, 09/24/22 (m)	301,595

	Total Foreign Government Securities (Cost $2,602,456)	2,703,703

	Mortgage Pass-Through Securities — 51.4%
	Federal Home Loan Mortgage Corp., Gold Pools,
67,200	6.00%, 02/01/35 (m)	67,783
7,045,000	TBA, 5.00%, 05/15/36 (m)	6,805,033
7,865,000	TBA, 6.00%, 05/15/36 (m)	7,923,988
	Federal Home Loan Mortgage Corp., Conventional Pools,
957,838	ARM, 5.84%, 11/01/36 (m)	968,471
485,709	ARM, 5.87%, 01/01/37 (m)	490,232
	Federal National Mortgage Association Pool, Various Pools,
4,531,192	7.00%, 09/01/31-04/25/37 (m)	4,677,604
750,000	TBA, 4.50%, 04/25/22 (m)	725,859

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

700,000	TBA, 4.50%, 05/25/36 (m)	657,343
1,840,000	TBA, 5.00%, 04/25/36 (m)	1,777,326
3,700,000	TBA, 5.00%, 05/25/36 (m)	3,573,971
2,679,000	TBA, 5.50%, 04/25/22 (m)	2,684,862
400,000	TBA, 6.00%, 05/25/17 (m)	406,375
8,550,000	TBA, 6.50%, 05/25/37 (m)	8,718,332
	Government National Mortgage Association Pool, Various Pools,
2,170,000	TBA, 6.00%, 04/15/37 (m)	2,197,802
750,000	TBA, 6.50%, 04/15/33 (m)	769,219

	Total Mortgage Pass-Through Securities (Cost $42,472,819)	42,444,200

	U.S. Government Agency Securities — 0.9%
615,000	Federal National Mortgage Association, 7.13%, 01/15/30 (m) (Cost $653,961)	763,534

	U.S. Treasury Obligations — 7.9%
	U.S. Treasury Bonds,
410,000	4.50%, 02/15/36 (m)	386,553
60,000	5.38%, 02/15/31 (m)	63,966
134,000	6.13%, 11/15/27 (m)	154,707
95,000	6.25%, 05/15/30 (m)	112,553
150,000	6.75%, 08/15/26 (k) (m)	183,785
360,000	7.25%, 08/15/22 (k) (m)	450,253
471,778	U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/27 (m)	475,667
10,601	U.S. Treasury Inflation Indexed Notes, 1.63%, 01/15/15 (m)	10,177
	U.S. Treasury Notes,
210,000	3.50%, 11/15/09 (m)	204,545
70,000	3.50%, 02/15/10 (m)	68,050
360,000	3.88%, 05/15/10 (m)	353,152
240,000	4.00%, 02/15/15 (m)	230,081
105,000	4.13%, 05/15/15 (m)	101,407
75,000	4.25%, 10/15/10 (m)	74,335
475,000	4.63%, 11/15/16 (m)	473,608
380,000	4.75%, 03/31/11 (m)	382,880
2,335,000	4.75%, 01/31/12 (m)	2,355,340
320,000	4.88%, 05/15/09 (m)	321,725
120,000	4.88%, 02/15/12 (m)	121,870

	Total U.S. Treasury Obligations (Cost $6,483,691)	6,524,654

	Total Long-Term Investments (Cost $116,936,984)	116,974,871

Number of Contracts

	Options Purchased — 1.6%
	Call Options Purchased — 0.2%
16	30 Day Federal Funds Futures Expiring 04/30/07 @ $94.75, American Style	167
29	30 Day Federal Funds Futures Expiring 04/30/07 @ $95.00, American Style	604
7	30 Day Federal Funds Futures Expiring 07/31/07 @ $94.81, American Style	1,677
19	90 Day Eurodollar Futures Expiring 06/18/07 @ $94.75, American Style	2,731
45	90 Day Eurodollar Futures Expiring 09/17/07 @ $95.75, American Style	1,688

Notional Amount ($)

	Call Options Purchased on Interest Rate Swaps:
13,640,000	Expiring 11/02/09. If exercised the Portfolio receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	171,336

	Total Call Options Purchased (Cost $305,555)	178,203

	Receiver/Payer Straddle on Interest Rate Swaps — 1.2%
1,372,000	Expiring 04/10/07. If exercised, the Portfolio pays/receives 4.88% and receives/pays floating 3 month LIBOR expiring 04/12/08, European Style	63,518
2,030,000	Expiring 04/16/07. If exercised, the Portfolio pays/receives 5.07% and receives/pays floating 3 month LIBOR expiring 04/18/07, European Style	22,895
22,800,000	Expiring 06/01/07. If exercised, the Portfolio pays/receives 4.74% and receives/pays floating 3 month LIBOR expiring 06/05/08, European Style	91,736
3,210,000	Expiring 06/13/07. If exercised, the Portfolio pays/receives 4.99% and pays/receives floating 3 month LIBOR expiring 06/15/08, European Style	8,835
4,012,500	Expiring 06/15/07. If exercised, the Portfolio pays/receives 5.04% and receives/pays floating 3 month LIBOR expiring 06/19/08, European Style	10,594
7,678,000	Expiring 01/03/08. If exercised, the Portfolio pays/receives 4.89% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	40,460
7,678,000	Expiring 01/03/08. If exercised, the Portfolio pays/receives 4.95% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	40,839
11,508,000	Expiring 01/04/08. If exercised, the Portfolio pays/receives 4.84% and receives/pays floating 3 month LIBOR expiring 01/08/09, European Style	60,615
7,660,000	Expiring 01/07/08. If exercised, the Portfolio pays/receives 4.94% and receives/pays floating 3 month LIBOR expiring 01/09/09, European Style	40,982
13,815,000	Expiring 10/02/08. If exercised, the Portfolio pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	103,872
1,607,000	Expiring 03/05/10. If exercised, the Portfolio pays/receives 5.10% and receives/pays floating 3 month LIBOR expiring 03/09/15, European Style	66,736
1,372,000	Expiring 01/03/14. If exercised, the Portfolio pays/receives 5.42% and receives/pays floating 3 month LIBOR expiring 01/07/24, European Style	113,209

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Notional Amount ($)	Security Description	Value

1,733,000	Expiring 03/17/14. If exercised, the Portfolio pays/receives 5.45% and receives/pays floating 3 month LIBOR expiring 03/19/14, European Style	142,736
905,000	Expiring 01/25/27. If exercised, the Portfolio pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	50,134
1,130,000	Expiring 01/25/27. If exercised, the Portfolio pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	62,593
2,090,000	Expiring 03/22/27. If exercised, the Portfolio pays/receives 5.38% and receives/pays floating 3 month LIBOR expiring 03/24/37, European Style	115,285

	Total Receiver/Payer Straddle on Interest Rate Swaps (Cost $1,184,344)	1,035,039

Number of Contracts

	Put Options Purchased — 0.2%
15	30 Day Federal Funds Future Expiring 04/30/07 @ $94.69, American Style	156
55	30 Day Federal Funds Future Expiring 04/30/07 @ $94.75, American Style	1,146
15	30 Day Federal Funds Future Expiring 05/31/07 @ $94.63, American Style	156
43	90 Day Eurodollar Futures Expiring 12/17/07 @ $94.75, American Style	6,988

Notional Amount ($)

	Put Options Purchased on Interest Rate Swaps:
47,255,000	Expiring 04/26/07. If exercised, the Portfolio pays 5.25% and receives floating 3 month LIBOR expiring 04/25/08, European Style	24,490
10,185,000	Expiring 05/01/07. If exercised, the Portfolio pays 5.54% and receives floating 3 month LIBOR expiring 05/03/12, European Style	321
6,105,000	Expiring 05/08/07. If exercised, the Portfolio pays 5.50% and receives floating 3 month LIBOR expiring 05/10/12, European Style	590
10,165,000	Expiring 05/16/07. If exercised, the Portfolio pays 5.41% and receives floating 3 month LIBOR expiring 05/18/12, European Style	3,508
7,945,000	Expiring 06/15/07. If exercised, the Portfolio pays 4.91% and receives floating 3 month LIBOR expiring 06/19/08, European Style	19,229
11,755,000	Expiring 09/14/07. If exercised, the Portfolio pays 4.84% and receives floating 3 month LIBOR expiring 09/18/08, European Style	29,695
3,132,000	Expiring 02/16/10. If exercised, the Portfolio pays 5.85% and receives floating 3 month LIBOR expiring 02/18/20, European Style	63,217

	Total Put Options Purchased (Cost $219,509)	149,496

	Total Options Purchased (Cost $1,709,408)	1,362,738

Shares

	Short-Term Investment — 3.0%
	Investment Company — 3.0%
2,491,129	JPMorgan Prime Money Market Fund (b) (m) (Cost $2,491,129)	2,491,129

	Total Investments — 146.2% (Cost $121,137,521)	120,828,738
	Liabilities in Excess of Other Assets — (46.2)%	(38,184,956)

	NET ASSETS — 100.0%	$82,643,782

Percentages indicated are based on net assets.

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/07 (USD)	UNREALIZED APPRECIATION (DEPRECIATION) (USD)

	Long Futures Outstanding
12	2 Year U.S. Treasury Notes	June, 2007	$2,458,688	$1,279
31	5 Year U.S. Treasury Notes	June, 2007	3,279,703	(4,993)
2	10 Year Canada Bonds	June, 2007	196,362	463
7	10 Year U.S. Treasury Notes	June, 2007	756,875	(520)
7	U.K. Treasury Gilt	June, 2007	1,485,077	(15,985)
	Short Futures Outstanding
(11)	Euro-Bobl	June, 2007	(1,589,635)	9,924
(16)	Euro-Bund	June, 2007	(2,456,254)	25,566

				$15,734

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 03/31/07 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

229,055	EUR	04/30/07	$269,706	$306,313	$(36,607)

138,000	GBP	04/30/07	270,283	271,551	(1,268)

			$539,989	577,864	$(37,875)

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE (USD )

$(1,505,000)	FGLMC, TBA, 5.50%, 04/30/37	$(1,489,009)
(3,145,000)	FNMA, TBA, 5.50%, 04/30/37	(3,111,584)
(470,000)	FNMA, TBA, 5.50%, 05/31/37	(464,859)
(15,510,000)	FNMA, TBA, 6.00%, 05/31/37	(15,616,631)

	(Proceeds received $20,731,997)	$(20,682,083)

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

OPTIONS WRITTEN

Call Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Value (USD)

30 Day Federal Funds Futurres, American Style	$95.00	07/31/07	7	$(510)
90 Day Eurodollar Futures, American Style	95.00	06/18/07	19	(831)
90 Day Eurodollar Futures, American Style	96.00	09/17/07	90	(1,688)

(Premiums Received $16,936)				$(3,029)

Call Options Written on Interest Rate Swaps ****

Counterparty	Exercise Rate *	Option Expiration Date	Swap Expiration Date	Notional Amount (USD)	Value (USD)

Goldman Sachs Capital Management	4.74% semi-annually	06/01/07	06/05/08	$22,800,000	$(3,727)
Merrill Lynch Capital Services	4.46% semi-annually	03/15/10	03/17/12	8,025,000	(43,300)

(Premiums Received $65,494)					$(47,027)

Put Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Value (USD)

30 Day Federal Funds Futures, American Style	$94.75	04/30/07	2	$(42)
30 Day Federal Funds Futures, American Style	94.94	04/30/07	8	(6,334)

(Premiums Received $5,846)				$(6,376)

Put Options Written on Interest Rate Swaps****

Counterparty	Exercise Rate **	Option Expiration Date	Swap Expiration Date	Notional Amount (USD)	Value (USD)

Bank of America	5.99% semi-annually	11/02/09	11/04/19	$13,640,000	$(206,177)
Barclays Bank plc	5.40% semi-annually	04/26/07	04/30/08	47,255,000	(6,805)
Barclays Bank plc	5.49% semi-annually	04/02/07	04/04/12	12,735,000	—
Goldman Sachs Capital Management	5.45% semi-annually	04/05/07	04/11/12	7,645,000	—
Goldman Sachs Capital Management	5.36% semi-annually	04/16/07	04/18/12	12,705,000	(476)
Merrill Lynch Capital Services	5.46% semi-annually	03/15/10	03/17/12	8,025,000	(50,591)

(Premiums Received $379,073)					$(264,049)

Receiver/Payer Straddle on Interest Rate Swaps****

Counterparty	Exercise Rate ***	Option Expiration Date	Swap Expiration Date	Notional Amount (USD)	Value (USD)

Barclays Bank plc	5.19% semi-annually	01/04/12	01/06/17	$3,830,000	$(185,125)
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	11,846,000	(87,664)
Barclays Bank plc	5.30% semi-annually	03/22/12	03/26/17	3,135,000	(151,808)
Bear Stearns	5.24% semi-annually	01/04/10	01/06/20	1,234,000	(83,035)
Credit Suisse International	5.56% semi-annually	01/24/14	01/29/24	754,000	(61,667)
Credit Suisse International	5.20% semi-annually	01/05/09	01/07/19	2,031,000	(112,427)
Goldman Sachs Capital Management	5.23% semi-annually	12/06/13	12/10/23	2,351,000	(197,485)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	963,000	(131,497)
Lehman Brothers Special Financing	4.98% semi-annually	03/15/10	03/17/12	8,025,000	(149,813)
Merrill Lynch Capital Services	5.23% semi-annually	03/05/10	03/09/20	945,000	(65,176)

(Premiums Received $1,345,081)					$(1,225,697)

* The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

** The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

*** The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

**** European Style

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Interest Rate Swaps

	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount (USD)	Value (USD)

Bank of America	4.98% semi-annually	3 month LIBOR quarterly	03/05/09	$1,650,000	$1,407
Bank of America	5.26% semi-annually	3 month LIBOR quarterly	02/16/17	205,000	(1,386)
Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19	6,840,100	55,001
Barclays Bank plc	3 month LIBOR quarterly	5.17% semi-annually	04/12/08	2,496,000	(1,196)
Barclays Bank plc	3 month LIBOR quarterly	4.84% semi-annually	01/08/09	560,000	139
Barclays Bank plc	5.21% semi-annually	3 month LIBOR quarterly	10/06/18	5,301,300	14,180
Barclays Bank plc	3 month LIBOR quarterly	5.35% semi-annually	02/18/20	1,027,500	(2,396)
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	159,000	2,400
Citibank, N.A.	5.11% semi-annually	3 month LIBOR quarterly	02/15/17	1,455,000	6,679
Citibank, N.A.	3 month LIBOR quarterly	5.15% semi-annually	03/29/17	405,000	(799)
Citibank, N.A.	3 month LIBOR quarterly	5.16% semi-annually	03/30/17	405,000	(326)
Credit Suisse International	3 month LIBOR quarterly	4.83% semi-annually	12/14/08	2,227,000	—
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	83,000	(294)
Deutsche Bank AG, New York	4.83% semi-annually	3 month LIBOR quarterly	06/25/09	4,705,000	8,079
Deutsche Bank AG, New York	5.03% semi-annually	3 month LIBOR quarterly	11/15/10	1,170,000	(17,200)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.14% semi-annually	02/13/17	1,300,000	3,320
Deutsche Bank AG, New York	5.10% semi-annually	3 month LIBOR quarterly	05/15/17	1,110,000	6,140
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.04% semi-annually	06/25/17	1,135,000	(11,683)
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	105,500	(476)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.26% semi-annually	05/15/37	570,000	(10,606)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.31% semi-annually	06/05/08	11,060,000	19,188
Goldman Sachs Capital Management	5.18% semi-annually	3 month LIBOR quarterly	04/30/09	6,105,000	(24,261)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.16% semi-annually	04/12/08	8,696,000	(5,248)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.35% semi-annually	06/19/08	5,940,000	13,819
Lehman Brothers Special Financing	5.79% semi-annually	3 month LIBOR quarterly	06/27/16	765,000	(46,934)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.12% semi-annually	04/12/08	1,151,000	(1,128)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.19% semi-annually	04/12/08	2,591,000	(904)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.21% semi-annually	04/12/08	998,000	(169)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.22% semi-annually	04/12/08	3,263,000	(159)
Merrill Lynch Capital Services	4.82% semi-annually	3 month LIBOR quarterly	12/14/08	838,000	114
Merrill Lynch Capital Services	5.31% semi-annually	3 month LIBOR quarterly	11/04/19	310,000	873
Morgan Stanley Capital Services	5.21% semi-annually	3 month LIBOR quarterly	03/16/37	700,000	18,398

					$24,572

Credit Default Swaps

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

Akzo, 4.25%, 06/14/11	Citibank, N.A.	Buy	23 BPS quarterly	12/20/11	$400,000	$747
ALLTEL Corp., 7.00%, 07/01/12	Barclays Bank plc	Buy	128 BPS quarterly	03/20/14	300,000	565
Alltel, 7.00%, 07/01/12	Barclays Bank plc	Sell	90 BPS quarterly	03/20/12	400,000	(161)
Autozone, Inc., 5.88%, 10/15/12	Bank of America	Buy	58 BPS quarterly	03/20/14	250,000	(1,875)
BASF, 3.50%, 07/08/10	Union Bank of Switzerland AG	Buy	10.5 BPS quarterly	12/20/11	400,000	36
Brazilian Government International Bond, 12.25%, 03/06/30	Bear Stearns	Buy	103 BPS semi-annually	12/20/11	7,645,000	(2,497)
Brazilian Government International Bond, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	520,000	(8,288)
Brazilian Government International Bond, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	600,000	(47,189)
Brazilian Government International Bond, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	350,000	(25,875)
Brazilian Government International Bond, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	450,000	(7,671)
Brazilian Government International Bond, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	500,000	(41,979)
Brazilian Government International Bond, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	150,000	(14,969)
Brazilian Government International Bond, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	400,000	(5,222)
Brazilian Government International Bond, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	754,000	(4,994)
Brazilian Government International Bond, 12.25%, 03/06/30	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	04/20/07	1,000,000	7,876
Brazilian Government International Bond, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	190,000	3,619
Brazilian Government International Bond, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	200,000	3,889
Burlington Northern Santa Fe, 6.75%, 07/15/11	Union Bank of Switzerland AG	Buy	43 BPS quarterly	03/20/14	200,000	1,925
Caterpillar, Inc., 6.55%, 05/01/11	Morgan Stanley Capital Services	Buy	16 BPS quarterly	03/20/12	200,000	(225)
Coca-Cola Co., 6.13%, 08/15/11	Merrill Lynch International	Buy	23 BPS quarterly	03/20/12	200,000	(799)
Countrywide Financial, 4.00%, 03/22/11	BNP Paribas	Sell	83 BPS quarterly	03/20/17	150,000	(1,515)
Countrywide Financial, 4.00%, 03/22/11	Citibank, N.A.	Sell	49 BPS quarterly	03/20/12	300,000	(3,334)
Dow Jones CDX.HY.100 S6 0611	Lehman Brothers Special Financing	Buy	345 BPS quarterly	06/20/11	1,000,000	(44,537)
Dow Jones CDX.NA.IG.6	Goldman Sachs Capital Management	Sell	40 BPS quarterly	06/20/11	2,000,000	5,753
Gannett Co., Inc, 6.38, 04/01/12	Bank of America	Buy	67 BPS quarterly	03/20/17	400,000	(979)
Gazprom, 8.63%, 4/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	580,000	56

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)		Value (USD)

Government of Argentina, 8.28% 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10		260,000	13,007
Government of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10		600,000	34,716
Government of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10		350,000	18,359
Government of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10		500,000	32,208
Government of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10		150,000	12,887
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11		390,000	(3,938)
Government of Indonesia, 6.75% 3/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11		245,000	8,247
Government of Indonesia, 6.75% 3/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11		590,000	19,861
Government of Indonesia, 6.75% 3/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11		295,000	13,540
Government of Indonesia, 6.75% 3/10/14	Deutsche Bank AG, New York	Sell	176.5 BPS quarterly	09/20/11		40,000	1,176
Government of Philippines, 10.625% 3/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11		245,000	(9,415)
Government of Philippines, 10.625% 3/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11		590,000	(22,674)
Government of Philippines, 10.625% 3/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11		295,000	(13,796)
Government of Philippines, 10.625% 3/16/25	Deutsche Bank AG, New York	Buy	190 BPS quarterly	09/20/11		40,000	(1,369)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.5 BPS semi-annually	02/20/12		895,000	(2,321)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11		305,000	6,102
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11		170,000	4,408
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	145 BPS semi-annually	02/20/12		755,000	433
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10		650,000	17,719
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10		550,000	12,252
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10		1,000,000	25,126
Hannover Finance Co., 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11		800,000	32
ICICI Bank Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08		250,000	27
Joint Stock Company KKB, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS quarterly	03/20/12		170,000	366
Joint Stock Company KKB, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS quarterly	03/20/12		200,000	1,273
Kaupthing Bundarabanki HF, 5.51%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	EUR	800,000	1,873
Kazkommertzbank, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12		$90,000	763
Kazkommertzbank, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12		580,000	3,693
Kroger Co., 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14		200,000	(125)
Landsbanki Island, 3.95%, 10/19/10	Morgan Stanley International	Sell	45 BPS quarterly	09/20/07	EUR	300,000	700
Munich Re Finance BV, 6.75%, 06/21/23	Morgan Stanley Capital Services	Buy	7 BPS quarterly	12/20/11		$400,000	12
Munich Re Finance BV, 6.75%, 12/21/23	Morgan Stanley Capital Services	Buy	7 BPS quarterly	12/20/11		400,000	12
New York Times Co., 4.61%, 09/26/12	Barclays Bank plc	Buy	65 BPS quarterly	06/20/17		150,000	446
Nordstrom, 6.95%, 03/14/28	Goldman Sachs Capital Management	Buy	30 BPS quarterly	03/20/14		300,000	(1,205)
Norfolk Southern Corp,. 7.70%, 05/15/17	Union Bank of Switzerland AG	Buy	43 BPS quarterly	03/20/14		200,000	2,032
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10		1,000,000	(26,620)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	116.5 BPS semi-annually	05/20/10		2,000,000	(47,301)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12		370,000	—
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12		180,000	(254)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12		210,000	659
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12		150,000	536
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12		390,000	113
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12		390,000	334
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12		380,000	1,932
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.42 BPS semi-annually	04/20/12		200,000	—
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12		370,000	—
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12		180,000	494
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09		75,000	75
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09		750,000	1,861
Russian Federation, 5.00%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11		370,000	136
Russian Federation, 5.00%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09		75,000	9
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10		1,000,000	22,519
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	105 BPS semi-annually	06/20/10		1,500,000	34,266
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10		1,000,000	19,302
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11		1,040,000	2,931
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11		900,000	3,138
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10		1,000,000	33,113
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10		650,000	(10,354)
Russian Federation, 5.00%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09		750,000	(84)
Russian Federation, 5.00%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10		1,000,000	(16,120)
Russian Federation, 5.00%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11		800,000	295
Russian Federation, 5.00%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11		12,735,000	438
Russian Federation, 12.75%, 06/24/28	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10		550,000	(4,383)
SafeWay, Inc. 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14		200,000	(516)
Sara Lee Corp., 6.13%, 11/01/32	Goldman Sachs Capital Management	Buy	81 BPS quarterly	03/20/17		200,000	(1,704)
Solvay, 4.63%, 06/27/18	Union Bank of Switzerland AG	Buy	16.5 BPS quarterly	12/20/11		400,000	(858)
Southwest Airlines, 6.50%, 03/01/12	Bank of America	Buy	58 BPS quarterly	06/20/14		350,000	—
Southwest Airlines, 6.50%, 03/01/12	Lehman Brothers Special Financing	Buy	30 BPS quarterly	9/20/13		100,000	1,154
Thales SA, 4.38%, 07/22/11	Morgan Stanley Capital Services	Buy	18 BPS quarterly	12/20/11		400,000	(984)
Transocean, Inc., 7.38%, 04/15/18	Goldman Sachs Capital Management	Buy	31 BPS quarterly	03/20/12		300,000	(756)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10		1,000,000	(24,608)

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	106 BPS semi-annually	06/20/10	1,500,000	(37,400)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	29 BPS semi-annually	05/20/08	4,820,000	(8,788)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Sell	66.75 BPS semi-annually	05/20/11	2,140,000	28,093
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	1,000,000	(19,593)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	1,000,000	(26,049)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	100 BPS semi-annually	05/20/10	2,000,000	45,285
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	1,000,000	24,608
VTB, 6.25%, 6/30/35	Morgan Stanley Capital Services	Sell	40 BPS quarterly	03/20/08	390,000	183

						$(16,114)

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Value (USD)

Bank of America (b)	FHLMC, 4.75%, 03/05/09	$99.90	04/19/07	$1,650,000	$(619)
Bank of America (b)	FHLMC, 5.00%, 02/16/17	100.60	04/25/07	205,000	(1,346)
Citibank, N.A. (b)	U.S. Treasury Note, 4.63%, 02/15/17	99.96	04/30/07	1,419,000	(1,447)
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	98.08	04/25/07	1,095,000	(2,919)
Deutsche Bank AG, New York (b)	FHLMC, 5.75%, 06/27/16	103.99	05/14/07	765,000	2,026
Deutsche Bank AG, New York (b)	FNMA, 6.63%, 11/15/10	105.85	05/14/07	1,100,000	(94)
Deutsche Bank AG, New York (a)	FNMA, 5.00%, 02/13/17	100.28	06/28/07	1,300,000	4,492
Lehman Brothers Special Financing (b)	FNMA 15 Year, 5.50%, 04/25/07, TBA	100.22	04/10/07	3,200,000	(374)
Lehman Brothers Special Financing (a)	FNMA 30 Year, 6.00%, 05/25/07, TBA	101.03	05/07/07	3,500,000	11,829
Union Bank of Switzerland AG (b)	FNMA 30 Year, 5.00%, 04/25/07, TBA	96.04	04/05/07	3,740,000	21,020
Union Bank of Switzerland AG (b)	FHLMC Gold 30 Year, 6.00%, 05/25/07, TBA	100.97	05/07/07	5,045,000	(11,759)

					$20,809

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

Swap Counterparty	Referenced Obligation	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount (USD)	Value (USD)

Deutsche Bank AG, New York	Total Return on Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 25 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	07/01/07	$1,500,000	$(964)
Deutsche Bank AG, New York	Total Return on Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 10 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	1,500,000	(891)
Morgan Stanley Capital Services	TCB, 7.30%, 02/26/09	3 month LIBOR + 20 BPS	TCB, 7.30%, 02/26/09	02/26/09	500,000	—

						$(1,855)

Forward Rate Agreements

	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount (USD)	Value (USD)

Merrill Lynch Capital Services	3 month LIBOR quarterly	5.18% semi-annually	09/19/07	$82,900,000	$(17,305)
Merrill Lynch Capital Services	4.66% semi-annually	3 month LIBOR quarterly	09/17/08	47,365,000	(1,428)

					$(18,733)

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(r)	Rates shown are per annum and payments are as described.
ARM	Adjustable Rate Mortgage
BPS	Basis Points
CMBS	Commercial Mortgage Backed Security
CMO	Collateralized Mortgage Obligation
EUR	Euro
FGLMC	Federal Government Loan Mortgage Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.
GBP	British Pound
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
STRIPS	Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2007.
TBA	To Be Announced
TRAINS	Targeted Return Index
USD	United States Dollar
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$721,326
Aggregate gross unrealized depreciation	(1,030,109)

Net unrealized appreciation/depreciation	$(308,783)

Federal income tax cost of investments	$121,137,521

JPMorgan International Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.3% (l)
	Common Stocks — 99.3%
	Australia — 1.3%
58,050	BHP Billiton Ltd.	1,406,141

	Belgium — 2.0%
39,620	Dexia S.A.	1,183,927
19,230	Fortis	877,824

		2,061,751

	Brazil — 2.5%
42,428	Cia Vale do Rio Doce ADR	1,569,412
10,648	Petroleo Brasileiro S.A. ADR	1,059,582

		2,628,994

	Finland — 1.4%
65,862	Nokia OYJ (a)	1,517,599

	France — 15.0%
10,000	Accor S.A.	956,847
42,974	AXA S.A.	1,827,592
16,926	BNP Paribas	1,770,379
20,380	Cie de Saint-Gobain	2,000,950
9,912	Imerys S.A.	923,098
10,405	Lafarge S.A.	1,634,833
5,300	Pernod-Ricard S.A.	1,077,674
16,900	Sanofi-Aventis	1,470,541
57,496	Total S.A.	4,016,722

		15,678,636

	Germany — 4.6%
6,950	BASF AG	780,393
7,054	Bayerische Motoren Werke AG	416,709
34,450	Deutsche Post AG	1,039,083
4,629	Linde AG	498,306
14,800	SAP AG	660,451
13,730	Siemens AG	1,470,299

		4,865,241

	Hong Kong — 1.3%
117,500	Esprit Holdings Ltd.	1,376,864

	Ireland — 0.8%
39,620	Bank of Ireland	850,068

	Italy — 5.1%
113,000	Intesa Sanpaolo S.p.A.	858,849
96,874	ENI S.p.A.	3,152,468
141,100	UniCredito Italiano S.p.A.	1,343,591

		5,354,908

	Japan — 19.5%
25,100	Astellas Pharma, Inc.	1,078,856
94,000	Bank of Yokohama Ltd. (The)	698,775
23,400	Canon, Inc.	1,256,445
23,000	Daikin Industries Ltd.	797,884
4,400	Hirose Electric Co., Ltd.	526,753
34,400	Honda Motor Co., Ltd.	1,198,691
63,000	Mitsubishi Corp.	1,454,362
135	Mitsubishi UFJ Financial Group, Inc.	1,521,007
42,000	Mitsui Fudosan Co., Ltd.	1,227,801
134	Mizuho Financial Group, Inc.	860,772
14,800	Nidec Corp.	949,852
42,800	Nissan Motor Co., Ltd.	457,249
15,600	Nitto Denko Corp.	731,185
29,300	Nomura Holdings, Inc.	607,462
28,800	Seven & I Holdings Co., Ltd.	873,099
16,400	Shin-Etsu Chemical Co., Ltd.	997,832
5,900	SMC Corp.	788,938
26,200	Sony Corp.	1,324,133
98,000	Sumitomo Corp.	1,756,080
142	Sumitomo Mitsui Financial Group, Inc.	1,285,597

		20,392,773

	Mexico — 0.6%
5,400	Fomento Economico Mexicano S.A. de C.V. ADR	596,106

	Netherlands — 4.5%
33,439	ING Groep N.V. CVA	1,414,704
29,125	Koninklijke Philips Electronics N.V.	1,110,120
60,284	Reed Elsevier N.V.	1,067,813
37,324	Wolters Kluwer N.V.	1,119,736

		4,712,373

	South Korea — 0.7%
1,210	Samsung Electronics Co., Ltd.	721,430

	Spain — 2.3%
15,940	Altadis S.A.	1,022,341

JPMorgan International Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

57,400	Banco Bilbao Vizcaya Argentaria S.A.	1,409,478

		2,431,819

	Sweden — 1.3%
371,900	Telefonaktiebolaget LM Ericsson, Class B	1,378,738

	Switzerland — 11.3%
13,545	Adecco S.A.	861,284
15,185	Holcim Ltd.	1,527,865
5,510	Nestle S.A.	2,147,129
29,472	Novartis AG	1,646,486
10,749	Roche Holding AG	1,909,412
40,900	UBS AG	2,438,947
4,418	Zurich Financial Services AG	1,277,579

		11,808,702

	United Kingdom — 25.1%
136,727	Barclays plc	1,938,754
88,850	BG Group plc	1,281,674
14,700	BHP Billiton plc	326,616
29,270	British Land Co. plc	882,890
58,955	Burberry Group plc	757,862
125,168	Centrica plc	954,939
84,305	GlaxoSmithKline plc	2,327,090
175,200	HSBC Holdings plc	3,056,102
71,269	ICAP plc	743,872
189,880	Kingfisher plc	1,042,164
51,750	Man Group plc	565,806
35,600	Schroders plc	887,935
89,736	Smith & Nephew plc	1,141,985
52,210	Standard Chartered plc	1,508,251
293,403	Tesco plc	2,567,759
826,928	Vodafone Group plc	2,211,092
220,887	William Morrison Supermarkets plc	1,342,262
64,140	Wolseley plc	1,507,363
81,790	WPP Group plc	1,241,879

		26,286,295

	Total Investments — 99.3% (Cost $68,409,957)	104,068,438
	Other Assets in Excess of Liabilities — 0.7%	778,383

	NET ASSETS — 100.0%	$104,846,821

Percentages indicated are based on net assets.

The following table presents the portfolio investments of the portfolio by industry classifications as a percentage of net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	17.4%
Oil, Gas & Consumable Fuels	9.1
Pharmaceuticals	8.0
Capital Markets	5.0
Food & Staples Retailing	4.6
Trading Companies & Distributors	4.5
Construction Materials	3.9
Media	3.3
Metals & Mining	3.1
Insurance	3.0
Chemicals	2.9
Communications Equipment	2.8
Building Products	2.7
Specialty Retail	2.3
Household Durables	2.3
Diversified Financial Services	2.2
Wireless Telecommunication Services	2.1
Food Products	2.0
Automobiles	2.0
Beverages	1.6
Industrial Conglomerates	1.4
Electronic Equipment & Instruments	1.4
Real Estate Management & Development	1.2
Office Electronics	1.2
Health Care Equipment & Supplies	1.1
Tobacco	1.0
Air Freight & Logistics	1.0
Other (Less than 1.0%)	6.2

JPMorgan International Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

ABBREVIATIONS:
(a)	-	Non-income producing security.
(l)	-	All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
ADR	-	American Depositary Receipt
CVA	-	Dutch Certification

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation:	$36,664,096
Aggregate gross unrealized depreciation:	(1,005,615)

Net unrealized appreciation/depreciation:	$35,658,481

Federal income tax cost of investments:	$68,409,957

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.1%
	Common Stocks — 96.1%
	Aerospace & Defense — 0.3%
10,400	Alliant Techsystems, Inc. (a)	914,368

	Beverages — 2.2%
69,000	Brown-Forman Corp., Class B	4,523,640
115,760	Constellation Brands, Inc., Class A (a)	2,451,797

		6,975,437

	Building Products — 0.8%
47,900	American Standard Cos., Inc.	2,539,658

	Capital Markets — 2.2%
1,200	Affiliated Managers Group, Inc. (a)	130,020
100,800	E*Trade Financial Corp. (a)	2,138,976
10,200	Fortress Investment Group LLC, Class A	292,536
43,600	Northern Trust Corp.	2,622,104
38,200	T. Rowe Price Group, Inc.	1,802,658

		6,986,294

	Chemicals — 3.2%
79,572	Albemarle Corp.	3,289,506
42,700	PPG Industries, Inc.	3,002,237
93,100	Sigma-Aldrich Corp.	3,865,512

		10,157,255

	Commercial Banks — 7.0%
22,000	Compass Bancshares, Inc.	1,513,600
54,400	Cullen/Frost Bankers, Inc.	2,846,752
41,400	M&T Bank Corp.	4,795,362
148,000	Synovus Financial Corp.	4,786,320
74,000	TCF Financial Corp.	1,950,640
66,000	Wilmington Trust Corp.	2,783,220
38,900	Zions Bancorp.	3,287,828

		21,963,722

	Commercial Services & Supplies — 1.0%
114,100	Republic Services, Inc.	3,174,262

	Computers & Peripherals — 1.0%
63,900	NCR Corp. (a)	3,052,503

	Construction Materials — 1.2%
31,800	Vulcan Materials Co.	3,704,064

	Containers & Packaging — 1.2%
85,600	Ball Corp.	3,924,760

	Distributors — 1.7%
106,500	Genuine Parts Co.	5,218,500

	Diversified Telecommunication Services — 2.9%
99,400	CenturyTel, Inc.	4,491,886
14,000	Citizens Communications Co.	209,300
297,180	Windstream Corp.	4,365,574

		9,066,760

	Electric Utilities — 5.0%
110,500	American Electric Power Co., Inc.	5,386,875
74,000	FirstEnergy Corp.	4,901,760
62,800	PPL Corp.	2,568,520
104,500	Westar Energy, Inc.	2,875,840

		15,732,995

	Electrical Equipment — 1.1%
96,950	AMETEK, Inc.	3,348,653

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Electronic Equipment & Instruments — 2.3%
37,300	Amphenol Corp., Class A	2,408,461
77,600	Arrow Electronics, Inc. (a)	2,929,400
87,500	Jabil Circuit, Inc.	1,873,375

		7,211,236

	Food & Staples Retailing — 1.3%
107,000	SUPERVALU, Inc.	4,180,490

	Food Products — 1.3%
54,950	Dean Foods Co.	2,568,363
133,700	Del Monte Foods Co.	1,534,876

		4,103,239

	Gas Utilities — 3.1%
72,700	Energen Corp.	3,699,703
44,100	Questar Corp.	3,934,161
84,200	UGI Corp.	2,248,982

		9,882,846

	Health Care Providers & Services — 4.0%
85,900	Community Health Systems, Inc. (a)	3,027,975
127,650	Coventry Health Care, Inc. (a)	7,154,783
19,229	Henry Schein, Inc. (a)	1,061,056
37,300	Omnicare, Inc.	1,483,421

		12,727,235

	Hotels, Restaurants & Leisure — 3.1%
85,100	Applebee’s International, Inc.	2,108,778
72,900	Burger King Holdings, Inc.	1,574,640
97,600	Hilton Hotels Corp.	3,509,696
62,200	OSI Restaurant Partners, Inc.	2,456,900

		9,650,014

	Household Durables — 2.2%
67,000	Fortune Brands, Inc.	5,280,940
43,900	Jarden Corp. (a)	1,681,370

		6,962,310

	Household Products — 1.2%
58,700	Clorox Co.	3,738,603

	Industrial Conglomerates — 1.6%
80,600	Carlisle Cos., Inc.	3,460,158
58,400	Walter Industries, Inc.	1,445,400

		4,905,558

	Insurance — 9.4%
141,500	Assurant, Inc.	7,588,645
106,963	Cincinnati Financial Corp.	4,535,231
42,400	Everest Re Group Ltd. (Bermuda)	4,077,608
19,500	IPC Holdings Ltd. (Bermuda)	562,575
212,762	Old Republic International Corp.	4,706,296
86,800	OneBeacon Insurance Group Ltd.	2,170,000
48,800	Principal Financial Group, Inc.	2,921,656
86,400	W.R. Berkley Corp.	2,861,568

		29,423,579

	Internet & Catalog Retail — 0.3%
40,300	Liberty Media Holding Corp. - Interactive, Class A (a)	959,946

	Machinery — 3.3%
55,900	Crane Co.	2,259,478
73,800	Dover Corp.	3,602,178
37,400	Harsco Corp.	1,677,764
53,300	Oshkosh Truck Corp.	2,824,900

		10,364,320

	Media — 3.9%
98,400	Cablevision Systems Corp., Class A	2,994,312
76,800	Clear Channel Communications, Inc.	2,691,072
50,437	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,326,997
42,900	McClatchy Co., Class A	1,356,069
5,110	Washington Post Co. (The), Class B	3,901,485

		12,269,935

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Multi-Utilities — 3.4%
96,000	PG&E Corp.	4,633,920
67,400	SCANA Corp.	2,909,658
127,200	Xcel Energy, Inc.	3,140,568

		10,684,146

	Oil, Gas & Consumable Fuels — 5.9%
63,600	Devon Energy Corp.	4,402,392
66,000	Helix Energy Solutions Group, Inc. (a)	2,461,140
46,700	Kinder Morgan, Inc.	4,971,215
45,600	Teekay Shipping Corp. (Bahamas)	2,467,416
145,200	Williams Cos., Inc.	4,132,392

		18,434,555

	Personal Products — 0.5%
30,800	Estee Lauder Cos., Inc., (The), Class A	1,504,580

	Pharmaceuticals — 0.7%
155,600	Warner Chilcott Ltd., Class A (Bermuda) (a)	2,304,436

	Real Estate Investment Trusts (REITs) — 3.7%
82,700	iStar Financial, Inc.	3,872,841
38,000	Plum Creek Timber Co., Inc.	1,497,960
78,446	Rayonier, Inc.	3,373,178
24,300	Vornado Realty Trust	2,899,962

		11,643,941

	Real Estate Management & Development — 2.0%
90,600	Brookfield Properties Corp.	3,651,180
40,700	Forest City Enterprises, Inc., Class A	2,693,526

		6,344,706

	Road & Rail — 0.9%
58,400	Norfolk Southern Corp.	2,955,040

	Specialty Retail — 6.3%
140,267	AutoNation, Inc. (a)	2,979,271
42,300	AutoZone, Inc. (a)	5,420,322
117,600	Limited Brands, Inc.	3,064,656
101,600	Tiffany & Co.	4,620,768
133,300	TJX Cos., Inc.	3,593,768

		19,678,785

	Textiles, Apparel & Luxury Goods — 2.8%
46,900	Columbia Sportswear Co.	2,922,339
69,900	V.F. Corp.	5,775,138

		8,697,477

	Thrifts & Mortgage Finance — 0.9%
48,600	MGIC Investment Corp.	2,863,512

	Wireless Telecommunication Services — 1.2%
69,700	Telephone & Data Systems, Inc.	3,896,230

	Total Common Stocks (Cost $242,562,396)	302,145,950

	Short-Term Investment — 4.1%
	Investment Company — 4.1%
12,848,905	JPMorgan Prime Money Market Fund (b) (m) (Cost $12,848,905)	12,848,905

	Total Investments — 100.2%
	(Cost $255,411,301)	314,994,855
	Liabilities in Excess of Other Assets — (0.2)%	(652,610)

	NET ASSETS — 100.0%	$314,342,245

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments As of March 31, 2007 (Unaudited) (continued)

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(m)	All of portion of this security is segregated for current or potential holdings of TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,626,407
Aggregate gross unrealized depreciation	(2,042,853)

Net unrealized appreciation/depreciation	$59,583,554

Federal income tax cost of investments	$255,411,301

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.7%
	Common Stocks — 97.7%
	Aerospace & Defense — 2.3%
2,100	AAR Corp. (a) (m)	57,876
5,900	BE Aerospace, Inc. (a)	187,030
2,800	Ceradyne, Inc. (a)	153,272
1,900	Curtiss-Wright Corp.	73,226
9,000	Esterline Technologies Corp. (a)	369,630
3,600	HEICO Corp.	131,364
4,300	K&F Industries Holdings, Inc. (a)	115,799
21,400	Moog, Inc., Class A (a)	891,310
2,900	Orbital Sciences Corp. (a)	54,346
1,200	Triumph Group, Inc.	66,408
1,600	United Industrial Corp.	88,320

		2,188,581

	Air Freight & Logistics — 0.2%
6,100	Hub Group, Inc., Class A (a)	176,839

	Airlines — 1.0%
3,300	Alaska Air Group, Inc. (a)	125,730
19,700	ExpressJet Holdings, Inc. (a)	115,048
19,200	Republic Airways Holdings, Inc. (a)	440,832
9,700	SkyWest, Inc.	260,251

		941,861

	Auto Components — 0.7%
7,200	Aftermarket Technology Corp. (a)	174,816
5,500	ArvinMeritor, Inc.	100,375
700	Sauer-Danfoss, Inc.	21,070
2,500	Shiloh Industries, Inc.	28,200
13,500	Tenneco, Inc. (a)	343,710

		668,171

	Beverages — 0.1%
5,100	National Beverage Corp. (a)	89,454

	Biotechnology — 2.4%
3,800	Alexion Pharmaceuticals, Inc. (a)	164,312
6,700	Alkermes, Inc. (a)	103,448
2,200	Amylin Pharmaceuticals, Inc. (a)	82,192
7,100	Arena Pharmaceuticals, Inc. (a)	77,106
6,400	BioMarin Pharmaceuticals, Inc. (a)	110,464
5,100	Cell Genesys, Inc. (a)	21,420
3,200	CombinatoRx, Inc. (a)	22,368
8,000	Cubist Pharmaceuticals, Inc. (a)	176,560
4,600	GTx, Inc. (a)	93,840
7,400	Human Genome Sciences, Inc. (a)	78,588
8,000	Incyte Corp. (a)	52,720
6,500	Keryx Biopharmaceuticals, Inc. (a)	68,380
7,700	LifeCell Corp. (a)	192,269
4,300	MannKind Corp. (a)	61,490
3,400	Martek Biosciences Corp. (a)	70,108
8,500	Medarex, Inc. (a)	109,990
7,600	Myriad Genetics, Inc. (a)	261,896
3,600	Progenics Pharmaceuticals, Inc. (a)	85,248
7,900	Regeneron Pharmaceuticals, Inc. (a)	170,798
3,800	Telik, Inc. (a)	20,634
3,000	Theravance, Inc. (a)	88,500
3,900	United Therapeutics Corp. (a)	209,742

		2,322,073

	Building Products — 1.1%
1,400	Ameron International Corp.	92,204
1,800	Griffon Corp. (a)	44,550
21,200	INSTEEL Industries, Inc.	355,948
5,200	NCI Building Systems, Inc. (a)	248,248
5,700	Universal Forest Products, Inc.	282,435

		1,023,385

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Capital Markets — 0.9%
1,700	Calamos Asset Management, Inc., Class A	37,944
12,900	Knight Capital Group, Inc., Class A (a)	204,336
4,400	MCG Capital Corp.	82,544
2,000	optionsXpress Holdings, Inc.	47,080
800	Piper Jaffray Cos. (a)	49,552
12,681	Technology Investment Capital Corp.	214,436
1,000	TradeStation Group, Inc. (a)	12,590
8,000	Waddell & Reed Financial, Inc.	186,560

		835,042

	Chemicals — 1.5%
2,200	A. Schulman, Inc.	51,832
1,800	Balchem Corp.	31,824
2,900	Georgia Gulf Corp.	47,009
9,400	H.B. Fuller Co.	256,338
12,600	Hercules, Inc. (a)	246,204
2,800	Kronos Worldwide, Inc.	90,748
3,300	NewMarket Corp.	134,211
2,600	Pioneer Cos., Inc. (a)	71,864
7,100	Spartech Corp.	208,314
11,000	W.R. Grace & Co. (a)	290,620

		1,428,964

	Commercial Banks — 6.0%
1,100	1st Source Corp.	28,787
3,700	Amcore Financial, Inc.	117,475
2,420	Ameris Bancorp	59,242
600	Associated Banc-Corp.	20,160
600	BancFirst Corp.	27,810
3,450	Bank of Granite Corp.	61,824
400	Camden National Corp.	17,360
900	Capital Corp. of the West	23,895
2,900	Capitol Bancorp Ltd.	106,865
1,800	Cardinal Financial Corp.	17,964
2,600	Center Financial Corp.	51,402
4,100	Central Pacific Financial Corp.	149,937
1,890	Chemical Financial Corp.	56,303
1,746	Citizens Banking Corp.	38,691
2,400	City Holding Co.	97,080
500	Columbia Bancorp	12,005
2,600	Columbia Banking System, Inc.	87,698
2,100	Community Bancorp (a)	64,575
6,300	Community Bank System, Inc.	131,796
1,640	Community Trust Bancorp, Inc.	59,417
400	Enterprise Financial Services Corp.	11,200
12,200	First Bancorp	161,772
700	First Community Bancshares, Inc.	27,300
3,800	First Regional Bancorp (a)	112,860
2,600	First Republic Bank	139,620
1,300	FNB Corp.	46,579
3,362	Glacier Bancorp, Inc.	80,822
1,300	Great Southern Bancorp, Inc.	38,064
4,500	Greater Bay Bancorp	121,005
800	Greene County Bancshares, Inc.	27,128
18,400	Hanmi Financial Corp.	350,704
1,500	Heritage Commerce Corp.	38,235
1,000	Horizon Financial Corp.	22,080
8,575	IBERIABANK Corp.	477,284
6,132	Independent Bank Corp.	124,909
4,300	International Bancshares Corp.	127,581
2,800	Intervest Bancshares Corp. (a)	80,360
2,300	Lakeland Financial Corp.	52,210
1,004	Macatawa Bank Corp.	18,474
1,300	MB Financial, Inc.	46,813
2,541	Mercantile Bank Corp.	82,532
15,900	Nara Bancorp, Inc.	278,409
2,400	NBT Bancorp, Inc.	56,232
4,570	Oriental Financial Group	53,835
3,800	Pacific Capital Bancorp	122,056
2,400	Peoples Bancorp, Inc.	63,384
835	PremierWest Bancorp	11,281
4,300	PrivateBancorp, Inc.	157,208

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

15,500	R&G Financial Corp., Class B (a)	77,500
800	Renasant Corp.	19,744
463	Republic Bancorp, Inc., Class A	10,470
700	Santander BanCorp	12,327
300	Sierra Bancorp	8,418
1,000	Simmons First National Corp., Class A	30,070
770	Smithtown Bancorp, Inc.	20,020
5,000	Southwest Bancorp, Inc.	128,450
19,150	Sterling Bancshares, Inc.	214,097
6,150	Sterling Financial Corp.	191,818
2,600	Taylor Capital Group, Inc.	91,000
1,000	TriCo Bancshares	23,670
2,905	Umpqua Holdings Corp.	77,767
700	Virginia Commerce Bancorp (a)	15,155
29,695	W Holding Co., Inc.	148,475
5,800	West Coast Bancorp	185,426
6,400	Westamerica Bancorp	308,288
4,000	Wilshire Bancorp, Inc.	65,600

		5,788,518

	Commercial Services & Supplies — 4.8%
600	Clean Harbors, Inc. (a)	27,132
5,200	Consolidated Graphics, Inc. (a)	385,060
500	CRA International, Inc. (a)	26,090
27,100	Deluxe Corp.	908,663
3,700	Ennis, Inc.	99,012
8,100	First Consulting Group, Inc. (a)	73,710
5,350	GEO Group, Inc. (The) (a)	242,462
4,200	Heidrick & Struggles International, Inc. (a)	203,490
8,400	Herman Miller, Inc.	281,316
3,400	Hudson Highland Group, Inc. (a)	53,006
31,500	IKON Office Solutions, Inc.	452,655
4,900	John H. Harland Co.	251,027
18,000	Kforce, Inc. (a)	247,860
4,000	Knoll, Inc.	95,320
7,300	Korn/Ferry International (a)	167,462
7,800	Labor Ready, Inc. (a)	148,122
6,200	Navigant Consulting, Inc. (a)	122,512
5,200	Spherion Corp. (a)	45,864
12,200	TeleTech Holdings, Inc. (a)	447,618
2,900	Tetra Tech, Inc. (a)	55,274
3,100	United Stationers, Inc. (a)	185,752
3,250	Volt Information Sciences, Inc. (a)	85,117

		4,604,524

	Communications Equipment — 2.7%
15,700	3Com Corp. (a)	61,387
12,300	Arris Group, Inc. (a)	173,184
5,200	Avocent Corp. (a)	140,244
1,900	Bel Fuse, Inc., Class B	73,549
3,500	Black Box Corp.	127,890
3,600	C-COR, Inc. (a)	49,896
6,500	CommScope, Inc. (a)	278,850
1,400	Digi International, Inc. (a)	17,780
2,500	Ditech Networks, Inc. (a)	20,300
8,200	Extreme Networks, Inc. (a)	34,686
15,300	Finisar Corp. (a)	53,550
6,900	Foundry Networks, Inc. (a)	93,633
4,600	Harmonic, Inc. (a)	45,172
18,000	Inter-Tel, Inc.	425,520
5,400	InterDigital Communications Corp. (a)	171,018
1,800	MasTec, Inc. (a)	19,818
9,100	MRV Communications, Inc. (a)	32,305
3,900	NETGEAR, Inc. (a)	111,267
6,500	Packeteer, Inc. (a)	80,730
8,500	Plantronics, Inc.	200,770
1,600	Polycom, Inc. (a)	53,328
8,700	Powerwave Technologies, Inc. (a)	49,503
1,600	Radyne Corp. (a)	14,592
1,700	SafeNet, Inc. (a)	48,110
3,500	Sonus Networks, Inc. (a)	28,245
10,300	Symmetricom, Inc. (a)	85,490

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

5,400	Tekelec (a)	80,514
7,500	UTStarcom, Inc. (a)	62,175

		2,633,506

	Computers & Peripherals — 1.2%
8,400	Adaptec, Inc. (a)	32,508
43,000	Brocade Communications Systems, Inc. (a)	409,360
1,100	Electronics for Imaging, Inc. (a)	25,795
7,800	Emulex Corp. (a)	142,662
8,800	Gateway, Inc. (a)	19,272
8,300	Hypercom Corp. (a)	49,468
5,800	Imation Corp.	234,204
6,500	Palm, Inc. (a)	117,845
11,800	Quantum Corp. (a)	31,860
2,600	Synaptics, Inc. (a)	66,508

		1,129,482

	Construction & Engineering — 0.1%
2,200	Washington Group International, Inc. (a)	146,124

	Construction Materials — 0.1%
3,000	Headwaters, Inc. (a)	65,550
7,200	U.S. Concrete, Inc. (a)	56,304

		121,854

	Consumer Finance — 2.2%
7,600	Advance America Cash Advance Centers, Inc.	116,964
2,800	Advanta Corp., Class B	122,752
22,000	Cash America International, Inc.	902,000
4,100	CompuCredit Corp. (a)	128,002
14,797	Dollar Financial Corp. (a)	374,364
7,000	EZCORP, Inc., Class A (a)	103,110
2,500	First Cash Financial Services, Inc. (a)	55,700
1,400	United PanAm Financial Corp. (a)	17,500
6,200	World Acceptance Corp. (a)	247,690

		2,068,082

	Containers & Packaging — 0.9%
1,900	AEP Industries, Inc. (a) (m)	81,700
1,300	Greif, Inc., Class A	144,443
14,500	Myers Industries, Inc.	270,860
2,300	Rock-Tenn Co., Class A	76,360
5,400	Silgan Holdings, Inc.	275,994

		849,357

	Distributors — 0.1%
4,600	Building Materials Holding Corp.	83,306

	Diversified Consumer Services — 0.2%
4,400	Vertrue, Inc. (a)	211,684

	Diversified Financial Services — 0.2%
2,200	Asta Funding, Inc.	94,996
3,100	Marlin Business Services Corp. (a)	67,828
7,000	Medallion Financial Corp.	80,080

		242,904

	Diversified Telecommunication Services — 1.6%
103,300	Cincinnati Bell, Inc. (a)	485,510
6,900	CT Communications, Inc.	166,290
3,000	Golden Telecom, Inc. (Russia)	166,140
50,100	Premiere Global Services, Inc. (a)	562,122
6,400	Time Warner Telecom, Inc., Class A (a)	132,928

		1,512,990

	Electric Utilities — 1.2%
12,200	El Paso Electric Co. (a)	321,470
2,000	IDACORP, Inc.	67,680
666	UIL Holdings Corp.	23,110
8,300	UniSource Energy Corp.	311,665
15,800	Westar Energy, Inc.	434,816

		1,158,741

	Electrical Equipment — 1.4%
2,600	A.O. Smith Corp.	99,372
4,600	Acuity Brands, Inc.	250,424
5,500	Evergreen Solar, Inc. (a)	53,625

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

6,300	General Cable Corp. (a)	336,609
2,700	Power-One, Inc. (a)	15,444
12,200	Regal-Beloit Corp.	565,836

		1,321,310

	Electronic Equipment & Instruments — 2.6%
6,500	Aeroflex, Inc. (a)	85,475
9,100	Agilysys, Inc.	204,477
8,700	Anixter International, Inc. (a)	573,678
8,700	Benchmark Electronics, Inc. (a)	179,742
1,100	CalAmp Corp. (a)	9,493
3,500	Checkpoint Systems, Inc. (a)	82,810
6,400	CTS Corp.	88,448
3,000	Echelon Corp. (a)	31,620
18,000	Global Imaging Systems, Inc. (a)	351,000
4,700	Insight Enterprises, Inc. (a)	84,506
3,900	Itron, Inc. (a)	253,656
3,100	KEMET Corp. (a)	23,715
1,200	MTS Systems Corp.	46,608
5,000	Plexus Corp. (a)	85,750
3,100	RadiSys Corp. (a)	50,654
1,100	Rofin-Sinar Technologies, Inc. (a)	65,098
800	SunPower Corp., Class A (a)	36,400
4,900	Technitrol, Inc.	128,331
9,700	TTM Technologies, Inc. (a)	92,538

		2,473,999

	Energy Equipment & Services — 2.3%
2,600	Basic Energy Services, Inc. (a)	60,580
22,100	Grey Wolf, Inc. (a)	148,070
2,900	Gulfmark Offshore, Inc. (a)	126,585
5,234	Hanover Compressor Co. (a)	116,457
2,700	Hercules Offshore, Inc. (a)	70,902
2,500	Hydril Co. (a)	240,600
5,300	Input/Output, Inc. (a)	73,034
4,700	Lone Star Technologies, Inc. (a)	310,341
2,000	Lufkin Industries, Inc.	112,360
2,600	Newpark Resources, Inc. (a)	18,330
4,700	Oil States International, Inc. (a)	150,823
13,900	Parker Drilling Co. (a)	130,521
6,100	RPC, Inc.	101,626
2,700	T-3 Energy Services, Inc. (a)	54,324
11,900	Trico Marine Services, Inc. (a)	443,394
4,000	Union Drilling, Inc. (a)	56,800

		2,214,747

	Food & Staples Retailing — 0.6%
1,200	Nash Finch Co.	41,352
8,000	Pantry, Inc. (The) (a)	361,760
7,500	Spartan Stores, Inc.	201,000

		604,112

	Food Products — 0.3%
2,500	Imperial Sugar Co.	83,825
4,700	J & J Snack Foods Corp.	185,603

		269,428

	Gas Utilities — 1.2%
4,400	New Jersey Resources Corp.	220,220
4,400	Nicor, Inc.	213,048
3,400	Northwest Natural Gas Co.	155,278
3,800	South Jersey Industries, Inc.	144,590
7,500	Southwest Gas Corp.	291,525
5,000	WGL Holdings, Inc.	159,900

		1,184,561

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Health Care Equipment & Supplies — 2.9%
2,500	Arrow International, Inc.	80,400
4,100	ArthroCare Corp. (a)	147,764
1,400	Biosite, Inc. (a)	117,558
10,200	CONMED Corp. (a)	298,146
3,000	Haemonetics Corp. (a)	140,250
4,800	Hologic, Inc. (a)	276,672
7,925	Immucor, Inc. (a)	233,233
3,500	Integra LifeSciences Holdings Corp. (a)	159,530
1,300	Inverness Medical Innovations, Inc. (a)	56,914
2,200	Kyphon, Inc. (a)	99,308
2,100	Mentor Corp.	96,600
5,000	NeuroMetrix, Inc. (a)	48,550
1,400	Palomar Medical Technologies, Inc. (a)	55,930
3,400	PolyMedica Corp.	143,922
12,600	STERIS Corp.	334,656
1,600	SurModics, Inc. (a)	57,600
9,100	Thoratec Corp. (a)	190,190
8,000	VIASYS Healthcare, Inc. (a)	271,920

		2,809,143

	Health Care Providers & Services — 3.6%
12,200	Alliance Imaging, Inc. (a)	106,506
7,400	AMERIGROUP Corp. (a)	224,960
4,900	AMN Healthcare Services, Inc. (a) (m)	110,838
5,800	Apria Healthcare Group, Inc. (a)	187,050
8,200	Centene Corp. (a)	172,118
14,700	Five Star Quality Care, Inc. (a)	151,116
2,900	Genesis HealthCare Corp. (a)	183,019
19,100	Gentiva Health Services, Inc. (a)	385,247
7,700	inVentiv Health, Inc. (a)	294,833
4,700	Kindred Healthcare, Inc. (a)	154,066
2,700	LCA-Vision, Inc.	111,213
4,300	Magellan Health Services, Inc. (a)	180,600
900	Molina Healthcare, Inc. (a)	27,531
14,300	PSS World Medical, Inc. (a)	302,302
8,500	Psychiatric Solutions, Inc. (a)	342,635
4,900	Res-Care, Inc. (a)	85,750
4,900	Sunrise Senior Living, Inc. (a)	193,648
4,200	Symbion, Inc. (a)	82,362
4,850	United Surgical Partners International, Inc. (a)	149,428

		3,445,222

	Health Care Technology — 0.6%
600	Allscripts Healthcare Solutions, Inc. (a)	16,086
3,400	Computer Programs & Systems, Inc.	91,188
4,100	Eclipsys Corp. (a)	79,007
6,600	Omnicell, Inc. (a)	138,072
15,100	Trizetto Group (a)	302,151

		626,504

	Hotels, Restaurants & Leisure — 1.6%
2,400	Bob Evans Farms, Inc.	88,680
5,500	CBRL Group, Inc.	254,650
17,500	Domino's Pizza, Inc.	568,225
2,000	Dover Downs Gaming & Entertainment, Inc.	25,760
3,500	Jack in the Box, Inc. (a)	241,955
2,400	Monarch Casino & Resort, Inc. (a)	62,400
10,300	Ruby Tuesday, Inc.	294,580
3,800	Triarc Cos., Inc., Class B	65,322

		1,601,572

	Household Durables — 1.6%
10,800	Champion Enterprises, Inc. (a)	95,040
67	CSS Industries, Inc.	2,511
4,600	Directed Electronics, Inc. (a)	41,216
1,600	Ethan Allen Interiors, Inc.	56,544
4,800	Kimball International, Inc., Class B	92,544
3,400	Stanley Furniture Co., Inc.	70,720
14,800	Tempur-Pedic International, Inc.	384,652
32,600	Tupperware Brands Corp.	812,718

		1,555,945

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Insurance — 2.8%
2,400	American Physicians Capital, Inc. (a)	96,192
4,000	Argonaut Group, Inc. (a)	129,440
5,300	Commerce Group, Inc.	159,212
12,050	Delphi Financial Group, Inc.	484,771
4,200	Direct General Corp.	89,292
3,500	LandAmerica Financial Group, Inc.	258,685
6,500	Meadowbrook Insurance Group, Inc. (a)	71,435
2,300	National Financial Partners Corp.	107,893
200	Navigators Group, Inc. (a)	10,034
2,900	Odyssey Re Holdings Corp.	113,999
22,400	PMA Capital Corp., Class A (a)	210,336
6,700	Safety Insurance Group, Inc.	268,804
6,900	Selective Insurance Group	175,674
11,200	Zenith National Insurance Corp.	529,424

		2,705,191

	Internet & Catalog Retail — 0.7%
12,400	priceline.com, Inc. (a)	660,424

	Internet Software & Services — 1.7%
200	aQuantive, Inc. (a)	5,582
8,400	Ariba, Inc. (a)	78,960
3,200	Art Technology Group, Inc. (a)	7,424
36,600	CMGI, Inc. (a)	77,592
17,300	CNET Networks, Inc. (a)	150,683
3,300	Digital River, Inc. (a)	182,325
5,900	Interwoven, Inc. (a)	99,710
4,000	iPass, Inc. (a)	20,120
6,000	j2 Global Communications, Inc. (a)	166,320
8,800	Openwave Systems, Inc. (a)	71,720
4,200	RealNetworks, Inc. (a)	32,970
23,800	United Online, Inc.	333,914
7,400	ValueClick, Inc. (a)	193,362
1,900	WebEx Communications, Inc. (a)	108,034
3,100	webMethods, Inc. (a)	22,289
2,900	Websense, Inc. (a)	66,671

		1,617,676

	IT Services — 1.8%
37,600	BearingPoint, Inc. (a)	288,016
4,300	CACI International, Inc., Class A (a)	201,498
13,600	CIBER, Inc. (a)	107,032
2,800	Covansys Corp. (a)	69,104
4,000	CSG Systems International, Inc. (a)	100,080
4,400	Gartner, Inc. (a)	105,380
700	Gevity HR, Inc.	13,818
4,300	infoUSA, Inc.	41,366
6,900	Keane, Inc. (a)	93,702
9,000	Lightbridge, Inc. (a)	158,130
3,100	Lionbridge Technologies, Inc. (a)	15,779
4,600	ManTech International Corp., Class A (a)	153,686
9,100	Perot Systems Corp., Class A (a)	162,617
8,600	SYKES Enterprises, Inc. (a)	156,864
2,500	TALX Corp.	82,825
3,400	Tyler Technologies, Inc. (a)	43,180

		1,793,077

	Leisure Equipment & Products — 0.7%
5,700	JAKKS Pacific, Inc. (a)	136,230
18,700	K2, Inc. (a)	226,083
6,300	RC2 Corp. (a)	254,457
3,100	Steinway Musical Instruments, Inc.	100,037

		716,807

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Life Sciences Tools & Services — 0.9%
700	Bio-Rad Laboratories, Inc., Class A (a)	48,888
3,300	Diversa Corp. (a)	25,773
27,300	Exelixis, Inc. (a)	271,362
7,100	Illumina, Inc. (a)	208,030
1,200	Kendle International, Inc. (a)	42,624
4,300	Medivation, Inc. (a)	81,098
13,700	Nektar Therapeutics (a)	178,922

		856,697

	Machinery — 2.9%
5,500	Accuride Corp. (a) (m)	80,300
5,300	Astec Industries, Inc. (a)	213,325
12,600	Barnes Group, Inc.	289,926
5,500	Briggs & Stratton Corp.	169,675
3,900	Cascade Corp.	233,259
2,800	CIRCOR International, Inc.	99,960
1,500	EnPro Industries, Inc. (a)	54,075
1,600	Freightcar America, Inc.	77,072
700	Middleby Corp. (a)	92,288
2,000	Miller Industries, Inc. (a)	43,620
2,100	NACCO Industries, Inc., Class A	288,561
5,300	Navistar International Corp. (a)	242,475
2,900	Valmont Industries, Inc.	167,707
4,000	Wabash National Corp.	61,680
15,900	Westinghouse Air Brake Technologies Corp.	548,391
3,500	Watts Water Technologies, Inc., Class A	133,105

		2,795,419

	Marine — 0.0% (g)
600	Horizon Lines Inc., Class A	19,692

	Media — 2.0%
4,000	Belo Corp., Class A	74,680
2,900	Catalina Marketing Corp.	91,582
62,500	Charter Communications, Inc., Class A (a)	174,375
3,300	Entercom Communications Corp., Class A	92,994
17,100	Entravision Communications Corp., Class A (a)	159,714
3,800	Gray Television, Inc.	39,596
8,700	Harris Interactive, Inc. (a)	52,461
6,400	Lee Enterprises, Inc.	192,320
16,100	LodgeNet Entertainment Corp. (a)	494,592
6,200	Marvel Entertainment, Inc. (a)	172,050
200	Media General, Inc., Class A	7,632
5,400	ProQuest Co. (a)	48,600
4,500	Scholastic Corp. (a)	139,950
11,000	Sinclair Broadcast Group, Inc., Class A	169,950
3,500	Valassis Communications, Inc. (a)	60,165

		1,970,661

	Metals & Mining — 2.5%
2,100	AK Steel Holding Corp. (a) (m)	49,119
2,800	Century Aluminum Co. (a)	131,264
3,600	Chaparral Steel Co.	209,412
3,600	Cleveland-Cliffs, Inc.	230,436
3,400	Gibraltar Industries, Inc.	76,908
7,500	Metal Management, Inc.	346,500
5,100	NN, Inc.	63,699
8,700	Olympic Steel, Inc.	269,613
11,450	Quanex Corp.	484,908
13,800	Ryerson, Inc.	546,756
500	Schnitzer Steel Industries, Inc.	20,085

		2,428,700

	Multi-Utilities — 0.8%
5,200	Avista Corp.	125,996
2,800	Black Hills Corp.	102,956
4,400	NorthWestern Corp.	155,892
11,500	PNM Resources, Inc.	371,450

		756,294

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Multiline Retail — 0.2%
3,800	Bon-Ton Stores, Inc. (The)	213,712

	Oil, Gas & Consumable Fuels — 2.2%
2,500	Alon USA Energy, Inc.	90,500
1,400	ATP Oil & Gas Corp. (a) (m)	52,640
1,800	Callon Petroleum Co. (a)	24,426
4,100	Energy Partners Ltd. (a)	74,415
1,900	Giant Industries, Inc. (a)	143,735
6,600	Harvest Natural Resources, Inc. (a)	64,284
14,400	Houston Exploration Co. (a)	776,880
1,300	Penn Virginia Corp.	95,420
6,405	PetroHawk Energy Corp. (a)	84,354
3,400	Swift Energy Co. (a)	142,018
6,500	USEC, Inc. (a)	105,625
10,100	VAALCO Energy, Inc. (a)	52,318
3,700	Venoco, Inc. (a)	66,082
7,300	Western Refining, Inc.	284,846
1,500	World Fuel Services Corp.	69,390

		2,126,933

	Personal Products — 1.0%
4,500	Elizabeth Arden, Inc. (a)	98,190
16,600	NBTY, Inc. (a)	880,464

		978,654

	Pharmaceuticals — 1.1%
5,000	Adams Respiratory Therapeutics, Inc. (a)	168,150
12,200	Adolor Corp. (a)	106,750
3,700	Alpharma, Inc., Class A	89,096
5,300	AtheroGenics, Inc. (a)	14,893
6,300	Auxilium Pharmaceuticals, Inc. (a)	92,484
1,900	Bentley Pharmaceuticals, Inc. (a)	15,561
3,900	Bradley Pharmaceuticals, Inc. (a)	74,841
5,600	Cardiome Pharma Corp. (Canada) (a)	56,840
8,200	Cypress Bioscience, Inc. (a)	62,320
6,700	DURECT, Corp. (a)	27,872
2,700	Par Pharmaceutical Cos., Inc. (a)	67,824
1,300	Salix Pharmaceuticals Ltd. (a)	16,380
4,000	Sciele Pharma, Inc. (a)	94,720
6,300	Valeant Pharmaceuticals International	108,927
4,900	ViroPharma, Inc. (a)	70,315

		1,066,973

	Real Estate Investment Trusts (REITs) — 6.5%
3,000	American Home Mortgage Investment Corp.	80,970
10,800	Anthracite Capital, Inc.	129,600
8,600	Ashford Hospitality Trust, Inc.	102,684
1,900	BioMed Realty Trust, Inc.	49,970
4,900	Cousins Properties, Inc.	161,014
8,500	Crescent Real Estate Equities Co.	170,510
1,200	Digital Realty Trust, Inc.	47,880
9,000	Equity Inns, Inc.	147,420
40,500	FelCor Lodging Trust, Inc.	1,051,785
8,500	First Potomac Realty Trust (m)	242,845
8,100	Friedman Billings Ramsey Group, Inc., Class A	44,712
5,100	Glimcher Realty Trust	137,802
600	GMH Communities Trust	5,994
4,000	Highland Hospitality Corp.	71,200
5,000	Impac Mortgage Holdings, Inc.	25,000
22,200	Innkeepers USA Trust	361,416

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

6,700	KKR Financial Corp.	183,781
2,800	LaSalle Hotel Properties	129,808
11,900	Lexington Realty Trust	251,447
13,700	LTC Properties, Inc.	354,967
20,800	Nationwide Health Properties, Inc.	650,208
10,000	Pennsylvania Real Estate Investment Trust	443,300
8,000	Post Properties, Inc.	365,840
1,500	PS Business Parks, Inc.	105,780
4,400	RAIT Financial Trust	122,936
6,600	Saul Centers, Inc.	375,540
16,700	Sunstone Hotel Investors, Inc.	455,242

		6,269,651

	Road & Rail — 0.8%
2,500	Arkansas Best Corp.	88,875
12,850	Genesee & Wyoming, Inc., (a)	341,938
2,250	Old Dominion Freight Line (a)	64,823
300	PAM Transportation Services, Inc. (a)	6,186
800	Quality Distribution, Inc. (a)	6,920
11,000	Saia, Inc. (a)	261,250

		769,992

	Semiconductors & Semiconductor Equipment — 4.0%
700	Actel Corp. (a) (m)	11,564
7,200	Advanced Energy Industries, Inc. (a)	151,488
11,100	AMIS Holdings, Inc. (a)	121,545
16,900	Amkor Technology, Inc. (a)	210,912
11,700	Applied Micro Circuits Corp. (a)	42,705
10,600	Asyst Technologies, Inc. (a)	74,518
7,200	Axcelis Technologies, Inc. (a)	55,008
7,500	Brooks Automation, Inc. (a)	128,625
4,000	Cabot Microelectronics Corp. (a)	134,040
11,800	Cirrus Logic, Inc. (a)	90,388
4,200	Cohu, Inc.	78,960
38,200	Conexant Systems, Inc. (a)	63,030
6,700	Credence Systems Corp. (a)	22,177
4,500	Cymer, Inc. (a)	186,975
4,000	Diodes, Inc. (a)	139,400
2,800	DSP Group, Inc. (a)	53,200
7,906	Entegris, Inc. (a)	84,594
3,500	Intevac, Inc. (a)	92,295
6,700	IXYS Corp. (a)	68,541
2,500	Kopin Corp. (a)	8,450
7,800	Kulicke & Soffa Industries, Inc. (a)	72,150
5,000	Lattice Semiconductor Corp. (a)	29,250
11,300	LTX Corp. (a)	69,156
9,000	Mattson Technology, Inc. (a)	81,900
9,200	Micrel, Inc. (a)	101,384
3,100	Microsemi Corp. (a)	64,511
8,600	MIPS Technologies, Inc. (a)	76,798
4,800	MKS Instruments, Inc. (a)	122,496
7,300	OmniVision Technologies, Inc. (a)	94,608
35,600	ON Semiconductor Corp. (a)	317,552
7,600	Photronics, Inc. (a)	118,180
19,700	RF Micro Devices, Inc. (a)	122,731
2,780	Rudolph Technologies, Inc. (a)	48,483
1,100	Semitool, Inc. (a)	14,300
5,000	Semtech Corp. (a)	67,400
9,500	Silicon Image, Inc. (a)	77,520
7,200	Silicon Storage Technology, Inc. (a)	35,496
13,600	Skyworks Solutions, Inc. (a)	78,200
1,900	Standard Microsystems Corp. (a)	58,026
1,100	Supertex, Inc. (a)	36,531
1,200	Tessera Technologies, Inc. (a)	47,688
4,050	Varian Semiconductor Equipment Associates, Inc. (a)	216,189
5,500	Zoran Corp. (a)	93,610

		3,862,574

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Software — 3.4%
15,100	Actuate Corp. (a) (m)	78,822
1,400	Ansoft Corp. (a)	44,296
2,400	ANSYS, Inc. (a)	121,848
19,600	Aspen Technology, Inc. (a)	254,800
3,700	Epicor Software Corp. (a)	51,467
3,000	EPIQ Systems, Inc. (a)	61,140
1,500	eSpeed, Inc., Class A (a)	14,250
8,800	Hyperion Solutions Corp. (a)	456,104
3,000	i2 Technologies, Inc. (a)	72,000
7,400	Informatica Corp. (a)	99,382
1,400	InterVoice, Inc. (a)	9,296
3,700	JDA Software Group, Inc. (a)	55,611
3,300	Kronos, Inc. (a)	176,550
1,600	Macrovision Corp. (a)	40,080
3,900	Magma Design Automation, Inc. (a)	46,644
1,700	Manhattan Associates, Inc. (a)	46,631
3,500	MapInfo Corp. (a)	70,455
6,700	Mentor Graphics Corp. (a)	109,478
2,700	MicroStrategy, Inc. (a)	341,253
12,140	Parametric Technology Corp. (a)	231,753
900	Pegasystems, Inc.	8,325
9,800	Progress Software Corp. (a)	305,760
1,100	Quality Systems, Inc.	44,000
4,900	Quest Software, Inc. (a)	79,723
2,700	Secure Computing Corp. (a)	20,790
500	SPSS, Inc. (a)	18,050
11,200	Sybase, Inc. (a)	283,136
4,400	TIBCO Software, Inc. (a)	37,488
3,100	Transaction Systems Architects, Inc. (a)	100,409
5,700	Wind River Systems, Inc. (a)	56,658

		3,336,199

	Specialty Retail — 5.2%
10,600	Asbury Automotive Group, Inc.	299,450
10,000	Brown Shoe Co., Inc.	420,000
19,600	Charming Shoppes, Inc. (a)	253,820
3,700	Children’s Place Retail Stores, Inc. (The) (a)	206,312
10,700	Christopher & Banks Corp.	208,329
14,900	CSK Auto Corp. (a)	256,280
10,300	Dress Barn, Inc. (a)	214,343
800	Group 1 Automotive, Inc.	31,816
19,800	Guess?, Inc.	801,702
14,100	Gymboree Corp. (a)	564,987
15,000	Men’s Wearhouse, Inc. (The)	705,750
7,600	Payless ShoeSource, Inc. (a)	252,320
18,200	Rent-A-Center, Inc. (a)	509,236
7,650	Select Comfort Corp. (a)	136,170
2,000	Shoe Carnival, Inc. (a)	66,600
2,000	Sonic Automotive, Inc., Class A	57,000

		4,984,115

	Textiles, Apparel & Luxury Goods — 2.3%
2,700	Columbia Sportswear Co.	168,237
2,800	Deckers Outdoor Corp. (a)	198,856
9,100	Kellwood Co.	266,903
12,900	Maidenform Brands, Inc. (a)	297,603
4,500	Movado Group, Inc.	132,525
900	Oxford Industries, Inc.	44,496
4,900	Perry Ellis International, Inc. (a)	156,751
7,600	Phillips-Van Heusen Corp.	446,880
7,700	Skechers U.S.A., Inc., Class A (a)	258,489
5,000	Steven Madden Ltd.	146,000
4,000	UniFirst Corp.	153,480

		2,270,220

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Thrifts & Mortgage Finance — 1.6%
1,000	Accredited Home Lenders Holding Co. (a) (m)	9,270
4,300	BankUnited Financial Corp., Class A	91,203
3,550	CityBank	113,990
19,100	Corus Bankshares, Inc.	325,846
2,200	Downey Financial Corp.	141,988
2,100	Federal Agricultural Mortgage Corp., Class C	57,120
9,957	First Niagara Financial Group, Inc.	138,502
1,200	First Place Financial Corp.	25,740
2,100	FirstFed Financial Corp. (a)	119,343
2,600	Flagstar Bancorp, Inc.	31,070
5,100	Franklin Bank Corp. (a)	91,137
1,200	ITLA Capital Corp.	62,424
3,700	TierOne Corp.	100,048
6,000	United Community Financial Corp.	66,300
3,200	WSFS Financial Corp.	206,336

		1,580,317

	Tobacco — 0.7%
53,900	Alliance One International, Inc. (a)	497,497
2,500	Universal Corp.	153,375

		650,872

	Trading Companies & Distributors — 1.2%
38,475	Applied Industrial Technologies, Inc.	943,792
7,100	BlueLinx Holdings, Inc.	74,550
4,600	Kaman Corp.	107,226

		1,125,568

	Wireless Telecommunication Services — 0.5%
9,100	Centennial Communications Corp. (a)	74,893
37,600	Dobson Communications Corp. (a)	322,984
2,800	InPhonic, Inc. (a)	30,520
2,400	Syniverse Holdings, Inc. (a)	25,296

		453,693

	Total Long-Term Investments (Cost $78,039,656)	94,342,096

	Short-Term Investment — 2.1%
	Investment Company — 1.9%
1,831,987	JPMorgan Prime Money Market Fund (b) (m) (Cost $1,831,987)	1,831,987

Principal Amount ($)

	U.S. Treasury Notes — 0.2%
190,000	U.S. Treasury Notes, 4.25%, 11/30/07 (k) (m) (n) (Cost $189,123)	189,080

	Total Short-Term Investments (Cost $2,021,110)	2,021,067

	Total Investments — 99.8% (Cost $80,060,766)	96,363,163
	Other Assets in Excess of Liabilities — 0.2%	189,314

	NET ASSETS — 100.0%	$96,552,477

Percentages indicated are based on net assets.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/07 (USD)	Unrealized Appreciation (USD)

	Long Futures Outstanding
5	Russell 2000 Index	June, 2007	$2,020,000	$65,151

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as an initial margin for futures contracts.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps and options.
(n)	The rate shown is the effective yield at the date of purchase.
USD	United States Dollar

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,810,838
Aggregate gross unrealized depreciation	(4,508,441)

Net unrealized appreciation/depreciation	$16,302,397

Federal income tax cost of investments	$80,060,766

JPMorgan U.S. Large Cap Core Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.2%
	Common Stocks — 99.2%
	Aerospace & Defense — 4.7%
8,275	Boeing Co.	735,730
15,475	Raytheon Co.	811,819
11,875	United Technologies Corp.	771,875

		2,319,424

	Air Freight & Logistics — 0.9%
4,175	FedEx Corp.	448,520

	Auto Components — 1.4%
7,300	Johnson Controls, Inc.	690,726

	Beverages — 1.3%
6,875	Coca-Cola Co. (The)	330,000
3,100	Molson Coors Brewing Co., Class B	293,322

		623,322

	Biotechnology — 1.0%
8,475	Amgen, Inc. (a)	473,583

	Capital Markets — 2.2%
2,400	Ameriprise Financial, Inc.	137,136
1,900	Goldman Sachs Group, Inc. (The)	392,597
7,375	Morgan Stanley	580,855

		1,110,588

	Chemicals — 1.4%
11,225	Praxair, Inc.	706,726

	Commercial Banks — 2.4%
13,675	U.S. Bancorp	478,215
12,875	Wachovia Corp.	708,768

		1,186,983

	Communications Equipment — 4.8%
44,475	Cisco Systems, Inc. (a)	1,135,447
29,525	Corning, Inc. (a)	671,398
12,875	QUALCOMM, Inc.	549,248

		2,356,093

	Computers & Peripherals — 6.2%
2,550	Apple, Inc. (a)	236,921
33,375	Dell, Inc. (a)	774,634
29,625	Hewlett-Packard Co.	1,189,147
9,475	International Business Machines Corp.	893,113

		3,093,815

	Consumer Finance — 2.4%
11,075	American Express Co.	624,630
7,700	Capital One Financial Corp.	581,042

		1,205,672

	Diversified Financial Services — 6.8%
25,900	Bank of America Corp.	1,321,418
6,375	CIT Group, Inc.	337,365
33,550	Citigroup, Inc.	1,722,457

		3,381,240

	Diversified Telecommunication Services — 1.8%
22,975	Verizon Communications, Inc.	871,212

	Electric Utilities — 2.1%
8,100	American Electric Power Co., Inc.	394,875
12,875	Edison International	632,549

		1,027,424

	Energy Equipment & Services — 0.9%
6,400	Schlumberger Ltd.	442,240

	Food & Staples Retailing — 3.9%
9,975	CVS Caremark Corp.	340,547
6,975	Safeway, Inc.	255,564
28,250	Wal-Mart Stores, Inc.	1,326,337

		1,922,448

	Health Care Equipment & Supplies — 0.7%
6,975	Baxter International, Inc.	367,373

	Health Care Providers & Services — 3.4%
13,475	Cardinal Health, Inc.	983,001
8,575	WellPoint, Inc. (a)	695,433

		1,678,434

	Hotels, Restaurants & Leisure — 3.9%
25,100	McDonald’s Corp.	1,130,755
9,300	Royal Caribbean Cruises Ltd.	392,088
12,600	Wyndham Worldwide Corp. (a)	430,290

		1,953,133

	Household Products — 1.1%
8,675	Procter & Gamble Co.	547,913

	Industrial Conglomerates — 2.9%
27,875	General Electric Co.	985,660
14,650	Tyco International Ltd. (Bermuda)	462,207

		1,447,867

JPMorgan U.S. Large Cap Core Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Insurance — 5.4%
7,875	Allstate Corp. (The)	472,973
4,150	AMBAC Financial Group, Inc.	358,519
18,325	Genworth Financial, Inc.	640,275
6,075	Hartford Financial Services Group, Inc.	580,648
11,775	Travelers Cos, Inc. (The)	609,592

		2,662,007

	Internet Software & Services — 1.4%
22,300	Yahoo!, Inc. (a)	697,767

	Machinery — 1.0%
10,200	Dover Corp.	497,862

	Media — 3.8%
35,550	Comcast Corp., Special Class A (a)	905,458
49,650	Time Warner, Inc.	979,098

		1,884,556

	Multi-Utilities — 0.8%
19,500	Duke Energy Corp.	395,655

	Multiline Retail — 1.0%
5,975	JC Penney Co., Inc.	490,906

	Oil, Gas & Consumable Fuels — 7.9%
8,275	Chevron Corp.	612,019
4,400	Devon Energy Corp.	304,568
41,450	El Paso Corp.	599,782
17,750	Exxon Mobil Corp.	1,339,237
4,175	Marathon Oil Corp.	412,615
13,650	Occidental Petroleum Corp.	673,082

		3,941,303

	Pharmaceuticals — 7.9%
11,900	Abbott Laboratories	664,020
3,725	Johnson & Johnson	224,469
16,900	Merck & Co., Inc.	746,473
46,835	Pfizer, Inc.	1,183,052
4,925	Sepracor, Inc. (a)	229,653
17,850	Wyeth	893,035

		3,940,702

	Road & Rail — 1.8%
17,450	Norfolk Southern Corp.	882,970

	Semiconductors & Semiconductor Equipment — 1.0%
15,000	Linear Technology Corp.	473,850

	Software — 4.2%
59,800	Microsoft Corp.	1,666,626
23,475	Oracle Corp. (a)	425,602

		2,092,228

	Specialty Retail — 1.1%
14,375	Home Depot, Inc.	528,138

	Thrifts & Mortgage Finance — 2.1%
11,100	Freddie Mac	660,339
2,500	MGIC Investment Corp.	147,300
5,725	Washington Mutual, Inc.	231,175

		1,038,814

	Tobacco — 2.8%
15,800	Altria Group, Inc.	1,387,398

	Wireless Telecommunication Services — 0.8%
20,967	Sprint Nextel Corp.	397,534

	Total Common Stocks (Cost $38,654,864)	49,166,426

	Short-Term Investment — 0.9%
	Investment Company — 0.9%
413,514	JPMorgan Prime Money Market Fund (b) (m) (Cost $413,514)	413,514

	Total Investments — 100.1% (Cost $39,068,378)	49,579,940
	Liabilities in Excess of Other Assets — (0.1)%	(32,680)

	NET ASSETS — 100.0%	$49,547,260

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

JPMorgan U.S. Large Cap Core Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Aggregate gross unrealized appreciation	$10,920,721
Aggregate gross unrealized depreciation	(409,159)

Net unrealized appreciation/depreciation	$10,511,562

Federal income tax cost of investments	$39,068,378

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Series Trust II

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 29, 2007

By:	/s/

Stephanie J. Dorsey
Treasurer and Principal Financial Officer
May 29, 2007